SEMI-ANNUAL REPORT APRIL 30, 2001 (UNAUDITED)


JPMorgan FIXED INCOME FUNDS


U.S. TREASURY INCOME FUND

INTERMEDIATE BOND FUND

BOND FUND II

SHORT-TERM BOND FUND II

STRATEGIC INCOME FUND



                                    [LOGO]JPMorgan Fleming
                                          Asset Management

CONTENTS

Letter to the Shareholders...................................1

JPMorgan U.S. Treasury Income Fund
Fund Commentary..............................................2

JPMorgan Intermediate Bond Fund
Fund Commentary..............................................4

JPMorgan Bond Fund II
Fund Commentary..............................................6

JPMorgan Short-Term Bond Fund II
Fund Commentary..............................................8

JPMorgan Strategic Income Fund
Fund Commentary.............................................10

Portfolios of Investments...................................12

Financial Statements........................................35

Notes to Financial Statements...............................41

HIGHLIGHTS

- As the reporting period began in November, the U.S. economy was noticeably weaker.

- Faced by multiple recession risks and the threat of inflation, the Federal Reserve Board eased its monetary policy during the reporting period.

- As a result of their concerns about the economy, investors avoided lower quality corporate issues in favor of high-quality corporate and government bonds.

------------------------------------------------------------------------------
NOT FDIC INSURED            May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors,
Inc.

        JPMorgan FIXED INCOME FUNDS
LETTER TO THE SHAREHOLDERS

                                  June 4, 2001
Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Fixed Income Funds for the six months ended April 30, 2001. As a reminder, a historic merger was completed on December 31, 2000 between J.P. Morgan and Chase Manhattan, creating J.P. Morgan Chase & Co. In an effort to give a common name to the mutual funds that draw upon the resources of the combined entity, your Fund's Trustees approved the proposal to rename your Funds on February 28, 2001 as JPMorgan Funds. Please be assured of our commitment to you, and know that the investment objective and the account privileges of your Fund will remain unchanged.

U.S. ECONOMY SLOWS DRAMATICALLY

In June 1999, the Federal Reserve Board consistently tightened monetary policy in the U.S. in an attempt to elongate the economic cycle by controlling inflation. By November 1, 2000, it was clear that the Fed had succeeded, perhaps too well, in slowing the economy. While much of the country was transfixed by the drama of the U.S. presidential election, the slowdown in the U.S. accelerated and broadened faster than almost anyone expected. Annual GDP growth in the 4th quarter of just 1.1%, well down from the levels seen earlier in the year, prompted an about-face at the Fed that resulted in an extraordinary series of short-term interest rate cuts.

The process began when the Federal Open Markets Committee removed its tightening bias at its regular meeting on December 18. When the stock market opened 2001 down on the heels of a weak report on economic activity from the National Association of Purchasing Managers, the Fed made an inter-meeting cut in the Fed Funds rate of 50 basis points. As it became clear that the risks of a hard landing had increased, the markets looked to the Fed to soften the blow, and Mr. Greenspan and his colleagues delivered an additional 150 basis points of easing through the end of the reporting period. With another 50 basis point rate cut in May, the Fed had cut the Federal Funds rate from 6.5% to 4% in less than five months.

WHILE FED CUTS SHORT-TERM RATES, LONGER-TERM RATES RISE

Although short-term interest rates declined in line with the Fed cuts, longer-term rates rose as investors looked past the immediate economic problems. The divergence in short-and long-term rate direction was exacerbated by a much stronger-than-expected annual GDP growth rate of 2% in the first quarter of 2001, signaling that the worst of the downturn may be over. The resulting steepening in the yield curve provided opportunities for the management team to take value-added positions.

As of this writing, recession risks in the U.S. have fallen dramatically as the inventory correction has run its course and the Fed is willing to stimulate the economy through short-term interest rate cuts. We expect no quick recovery, especially given that consumer spending is likely to slow amid higher unemployment and little pent-up demand for large-ticket items such as homes and autos.

The portfolio management team will continue to carefully manage risk in an effort to provide shareholders with competitive levels of current income and opportunities for excess total return. All of us here thank you for your business and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George Gatch

George Gatch
Managing Director

JPMorgan U.S. TREASURY INCOME FUND
         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan U.S. Treasury Income Fund, which seeks to provide income through a portfolio of high-quality U.S. Treasury bonds, had a total return of 4.95% (Class A shares, without sales charges) for the six months ended April 30, 2001. This compares to a total return of 5.13% for the Lehman U.S. Treasury Bond Index.

HOW THE FUND WAS MANAGED

In the final months of 2000, when it became clear to the management team that the Fed would have to step in and cut short-term rates to prop up the sagging economy, the portfolio was adjusted to benefit from a steepening yield curve, focusing on two- and five-year securities. This was achieved primarily through the use of futures contracts. In November and December, 2000, the Fund's neutral duration had little impact on performance, but the decision to focus on discount coupon mortgages within the mortgage-backed sector helped the Fund. These mortgages outperformed higher coupon issues due to lower refinancing risk in a falling rate environment.

Moving into 2001, the Fund had taken a long of benchmark duration position. Duration was then further extended and maintained in anticipation of further Fed moves to lower interest rates. Despite the aggressive Fed, our duration stance was generally negative in the last part of the period as rates increased amid higher investor confidence about the economy's prospects. However, our focus on two- and five-year securities helped offset this somewhat given that our duration was concentrated in the front end of the yield curve.

As the reporting period came to an end, we were underweight in the residential mortgage sector, anticipating that lower rates would lead to large increases in refinancing and new issue supply.

LOOKING AHEAD

While recession risks have fallen, the economy will continue to face headwinds from corporate sector retrenchment. Corporate profits are being squeezed by higher debt service as a result of heavy borrowing during the recent capital expenditure boom, from higher capacity that undermines pricing power and from higher labor costs. We expect corporations to respond by continuing to restrain capital spending and by cutting employment, and this should keep a lid on economic growth--and inflation--for the remainder of the year. However, the Fed is likely to remain diligent, and we anticipate further easing of the Fed Funds rate to below its current 4% level. In this environment, we are comfortable maintaining a long duration but are closely monitoring economic reports, particularly with regard to employment figures, for signs that the economy has moved back to a sustainable growth track.

                                              JPMorgan U.S. TREASURY INCOME FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                             1 YEAR         5 YEARS        10 YEARS
-----------------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                     10.37%          6.44%            6.75%
    WITH SALES CHARGE*                        5.38%          5.46%            6.26%
-----------------------------------------------------------------------------------
  CLASS B SHARES
    WITHOUT CDSC                              9.42%          5.52%            6.12%
    WITH CDSC**                               4.42%          5.20%            6.12%
-----------------------------------------------------------------------------------
  CLASS I SHARES                             10.41%          6.45%            6.75%
-----------------------------------------------------------------------------------

10-YEAR PERFORMANCE (04/30/91 TO 04/30/01)

[CHART]

                            JPMorgan U.S.              Lehman U.S.Treasury      Lehman U.S. Gov't          Lipper General U.S.
                    Treasury Income Fund (Class A)          Bond Index             Bond Index               Gov't Funds Index
          4/30/1991             $9,550                       $10,000                 $10,000                       $10,000
          5/31/1991             $9,590                       $10,037                 $10,039                       $10,038
          6/30/1991             $9,575                       $10,022                 $10,025                       $10,013
          7/31/1991             $9,682                       $10,139                 $10,144                       $10,149
          8/31/1991             $9,893                       $10,374                 $10,380                       $10,373
          9/30/1991            $10,094                       $10,593                 $10,598                       $10,584
         10/31/1991            $10,183                       $10,688                 $10,691                       $10,677
         11/30/1991            $10,260                       $10,794                 $10,798                       $10,748
         12/31/1991            $10,623                       $11,167                 $11,166                       $11,115
          1/31/1992            $10,441                       $10,988                 $10,992                       $10,924
          2/29/1992            $10,471                       $11,031                 $11,035                       $10,983
          3/31/1992            $10,397                       $10,965                 $10,971                       $10,916
          4/30/1992            $10,464                       $11,034                 $11,040                       $10,975
          5/31/1992            $10,645                       $11,237                 $11,243                       $11,170
          6/30/1992            $10,806                       $11,400                 $11,404                       $11,317
          7/31/1992            $11,071                       $11,691                 $11,691                       $11,546
          8/31/1992            $11,196                       $11,802                 $11,800                       $11,642
          9/30/1992            $11,377                       $11,974                 $11,966                       $11,761
         10/31/1992            $11,139                       $11,798                 $11,794                       $11,606
         11/30/1992            $11,084                       $11,771                 $11,776                       $11,615
         12/31/1992            $11,247                       $11,973                 $11,972                       $11,794
          1/31/1993            $11,497                       $12,231                 $12,225                       $11,990
          2/28/1993            $11,724                       $12,477                 $12,470                       $12,168
          3/31/1993            $11,767                       $12,518                 $12,511                       $12,212
          4/30/1993            $11,857                       $12,615                 $12,607                       $12,287
          5/31/1993            $11,826                       $12,600                 $12,594                       $12,294
          6/30/1993            $12,095                       $12,882                 $12,873                       $12,520
          7/31/1993            $12,154                       $12,958                 $12,952                       $12,589
          8/31/1993            $12,437                       $13,247                 $13,240                       $12,802
          9/30/1993            $12,486                       $13,299                 $13,291                       $12,816
         10/31/1993            $12,516                       $13,348                 $13,341                       $12,849
         11/30/1993            $12,383                       $13,202                 $13,194                       $12,710
         12/31/1993            $12,410                       $13,253                 $13,246                       $12,776
          1/31/1994            $12,592                       $13,436                 $13,427                       $12,941
          2/28/1994            $12,298                       $13,147                 $13,143                       $12,698
          3/31/1994            $12,039                       $12,853                 $12,847                       $12,377
          4/30/1994            $11,922                       $12,752                 $12,746                       $12,234
          5/31/1994            $11,894                       $12,737                 $12,729                       $12,188
          6/30/1994            $11,853                       $12,709                 $12,700                       $12,135
          7/31/1994            $12,075                       $12,940                 $12,933                       $12,337
          8/31/1994            $12,071                       $12,943                 $12,936                       $12,339
          9/30/1994            $11,849                       $12,762                 $12,754                       $12,152
         10/31/1994            $11,817                       $12,754                 $12,743                       $12,115
         11/30/1994            $11,783                       $12,728                 $12,720                       $12,083
         12/31/1994            $11,855                       $12,806                 $12,798                       $12,167
          1/31/1995            $12,083                       $13,043                 $13,036                       $12,381
          2/28/1995            $12,340                       $13,321                 $13,316                       $12,657
          3/31/1995            $12,409                       $13,405                 $13,400                       $12,716
          4/30/1995            $12,555                       $13,580                 $13,576                       $12,872
          5/31/1995            $13,038                       $14,129                 $14,123                       $13,339
          6/30/1995            $13,137                       $14,241                 $14,232                       $13,419
          7/31/1995            $13,087                       $14,188                 $14,179                       $13,372
          8/31/1995            $13,222                       $14,353                 $14,346                       $13,529
          9/30/1995            $13,345                       $14,490                 $14,484                       $13,656
         10/31/1995            $13,541                       $14,715                 $14,704                       $13,836
         11/30/1995            $13,734                       $14,943                 $14,934                       $14,031
         12/31/1995            $13,932                       $15,157                 $15,146                       $14,226
          1/31/1996            $14,012                       $15,252                 $15,238                       $14,299
          2/29/1996            $13,688                       $14,939                 $14,927                       $14,006
          3/31/1996            $13,550                       $14,811                 $14,802                       $13,888
          4/30/1996            $13,434                       $14,716                 $14,707                       $13,792
          5/31/1996            $13,382                       $14,693                 $14,682                       $13,741
          6/30/1996            $13,535                       $14,879                 $14,871                       $13,901
          7/31/1996            $13,579                       $14,915                 $14,909                       $13,927
          8/31/1996            $13,511                       $14,884                 $14,876                       $13,891
          9/30/1996            $13,728                       $15,128                 $15,123                       $14,124
         10/31/1996            $14,023                       $15,461                 $15,455                       $14,431
         11/30/1996            $14,265                       $15,728                 $15,724                       $14,685
         12/31/1996            $14,107                       $15,566                 $15,564                       $14,534
          1/31/1997            $14,100                       $15,582                 $15,581                       $14,564
          2/28/1997            $14,098                       $15,600                 $15,603                       $14,595
          3/31/1997            $13,952                       $15,432                 $15,438                       $14,422
          4/30/1997            $14,137                       $15,654                 $15,660                       $14,636
          5/31/1997            $14,249                       $15,789                 $15,794                       $14,757
          6/30/1997            $14,400                       $15,965                 $15,971                       $14,932
          7/31/1997            $14,815                       $16,424                 $16,425                       $15,344
          8/31/1997            $14,627                       $16,258                 $16,262                       $15,184
          9/30/1997            $14,833                       $16,505                 $16,506                       $15,416
         10/31/1997            $15,052                       $16,792                 $16,792                       $15,643
         11/30/1997            $15,135                       $16,879                 $16,878                       $15,699
         12/31/1997            $15,285                       $17,057                 $17,055                       $15,858
          1/31/1998            $15,478                       $17,318                 $17,311                       $16,059
          2/28/1998            $15,410                       $17,266                 $17,264                       $16,029
          3/31/1998            $15,454                       $17,312                 $17,312                       $16,069
          4/30/1998            $15,484                       $17,390                 $17,390                       $16,131
          5/31/1998            $15,652                       $17,571                 $17,569                       $16,282
          6/30/1998            $15,834                       $17,773                 $17,769                       $16,420
          7/31/1998            $15,829                       $17,802                 $17,796                       $16,445
          8/31/1998            $16,258                       $18,286                 $18,259                       $16,767
          9/30/1998            $16,713                       $18,796                 $18,752                       $17,146
         10/31/1998            $16,647                       $18,736                 $18,688                       $17,019
         11/30/1998            $16,607                       $18,676                 $18,694                       $17,056
         12/31/1998            $16,627                       $18,713                 $18,735                       $17,102
          1/31/1999            $16,731                       $18,891                 $18,843                       $17,200
          2/28/1999            $16,248                       $18,409                 $18,395                       $16,828
          3/31/1999            $16,308                       $18,479                 $18,467                       $16,914
          4/30/1999            $16,352                       $18,524                 $18,509                       $16,958
          5/31/1999            $16,188                       $18,351                 $18,346                       $16,772
          6/30/1999            $16,153                       $18,313                 $18,310                       $16,684
          7/31/1999            $16,120                       $18,298                 $18,282                       $16,589
          8/31/1999            $16,117                       $18,300                 $18,282                       $16,545
          9/30/1999            $16,233                       $18,441                 $18,430                       $16,748
         10/31/1999            $16,241                       $18,461                 $18,460                       $16,775
         11/30/1999            $16,224                       $18,426                 $18,434                       $16,760
         12/31/1999            $16,131                       $18,304                 $18,314                       $16,646
          1/31/2000            $16,146                       $18,352                 $18,340                       $16,594
          2/29/2000            $16,401                       $18,627                 $18,600                       $16,805
          3/31/2000            $16,676                       $18,998                 $18,927                       $17,057
          4/30/2000            $16,627                       $18,937                 $18,874                       $16,994
          5/31/2000            $16,638                       $18,966                 $18,886                       $16,975
          6/30/2000            $16,916                       $19,286                 $19,222                       $17,316
          7/31/2000            $17,070                       $19,485                 $19,408                       $17,450
          8/31/2000            $17,304                       $19,771                 $19,696                       $17,711
          9/30/2000            $17,345                       $19,787                 $19,753                       $17,777
         10/31/2000            $17,475                       $19,979                 $19,942                       $17,919
         11/30/2000            $17,823                       $20,389                 $20,335                       $18,265
         12/31/2000            $18,158                       $20,778                 $20,740                       $18,614
          1/31/2001            $18,359                       $20,946                 $20,949                       $18,821
          2/28/2001            $18,534                       $21,200                 $21,188                       $19,005
          3/31/2001            $18,612                       $21,268                 $21,262                       $19,052
          4/30/2001            $18,350                       $21,004                 $21,046                       $18,891

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

* Sales charge for Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the ten year period.

The fund commenced operations on 9/8/87. Class B Shares and Class I Shares were introduced on 11/4/93 and 2/16/01, respectively. Investors should note that the information presented for Class B Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the Class B Shares. The information presented for Class I Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are higher than the actual expenses of the Class I Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class A Shares of JPMorgan U.S. Treasury Income Fund, the Lipper General U.S. Gov't Funds Index, Lehman U.S. Gov't Bond Index and the Lehman U.S. Treasury Bond Index from April 30, 1991 to April 30, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper General U.S. Gov't Funds Index represents the performance of the 30 largest funds that invest in U.S. Government Securities. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman U.S. Gov't Bond Index is composed of the U.S. Treasury Bond Index and the Agency Bond Index and includes U.S. Treasury and agency bond issues and the Lehman U.S. Treasury Bond Index is a replica (or model) of the U.S. government treasury securities market. This Index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

JPMorgan INTERMEDIATE BOND FUND
         AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Intermediate Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade Treasury, corporate and mortgage-backed securities, had a total return of 6.22% (Class I shares) for the six months ended April 30, 2001. This compares to a total return of 6.22% for the Lehman Aggregate Bond Index.

HOW THE FUND WAS MANAGED

In the final months of 2000, when it became clear to the management team that the Fed would have to step in and cut short-term rates to prop up the sagging economy, the portfolio was adjusted to benefit from a steepening yield curve, focusing on two- and five-year securities. The Fund also benefited in late 2000 from an overweight position in the energy sector as well as in safe haven securities that held up well as many corporate bonds faltered amid a gloomier outlook for corporate profits.

With corporate securities looking undervalued relative to historic levels, the management team began to add to its corporate positions in December and, by the end of March, had achieved an overweight position. The Fund remained underweight in the residential mortgage sector, anticipating that lower rates would lead to large increases in refinancing and new issue supply. Overall, the Fund benefited from the shift from underweight to overweight in corporate securities during the reporting period.

As for duration, the Fund began the period with a neutral position relative to its benchmark, but by January it was long the benchmark. The management team extended duration further after the Fed began cutting rates in anticipation of future Fed moves.

LOOKING AHEAD

While recession risks have fallen, the economy will continue to face headwinds from corporate sector retrenchment. Corporate profits are being squeezed by higher debt service as a result of heavy borrowing during the recent capital expenditure boom, from higher capacity that undermines pricing power and from higher labor costs. We expect corporations to respond by continuing to restrain capital spending and by cutting employement, and this should keep a lid on economic growth--and inflation--for the remainder of the year. However, the Fed is likely to remain diligent, and we anticipate further easing of the Fed Funds rate to below its current 4% level. In this environment, we are comfortable maintaining what has been a successful overweight in the corporate sector, anticipate reducing Treasury holdings and will look to move back into mortgages in the near future to take advantage of the end of the refinancing wave.

                                                 JPMorgan INTERMEDIATE BOND FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR         5 YEARS         10 YEARS
------------------------------------------------------------------------------------
  CLASS A SHARES
    WITHOUT SALES CHARGE                     11.79%          6.33%            6.86%
    WITH SALES CHARGE*                        6.71%          5.35%            6.37%
------------------------------------------------------------------------------------
  CLASS I SHARES                             11.82%          6.33%            6.86%
------------------------------------------------------------------------------------

10-YEAR PERFORMANCE (04/30/91 TO 04/30/01)

[CHART]

                               JPMorgan                    Lehman                     Lehman               Lipper Intermediate
                             Intermediate               Intermediate                 Aggregate              Investment Grade
                         Bond Fund (Class I)         Gov't/Credit Index             Bond Index              Debt Funds Index
            4/30/1991          $10,000                    $10,000                     $10,000                   $10,000
            5/31/1991          $10,042                    $10,061                     $10,058                   $10,066
            6/30/1991          $10,034                    $10,068                     $10,053                   $10,067
            7/31/1991          $10,170                    $10,180                     $10,193                   $10,188
            8/31/1991          $10,389                    $10,374                     $10,413                   $10,408
            9/30/1991          $10,610                    $10,553                     $10,624                   $10,607
           10/31/1991          $10,698                    $10,673                     $10,742                   $10,717
           11/30/1991          $10,833                    $10,796                     $10,841                   $10,825
           12/31/1991          $11,158                    $11,059                     $11,163                   $11,166
            1/31/1992          $10,974                    $10,958                     $11,011                   $11,031
            2/29/1992          $11,017                    $11,001                     $11,083                   $11,076
            3/31/1992          $10,950                    $10,958                     $11,021                   $11,034
            4/30/1992          $11,047                    $11,055                     $11,100                   $11,109
            5/31/1992          $11,247                    $11,226                     $11,310                   $11,301
            6/30/1992          $11,425                    $11,392                     $11,466                   $11,471
            7/31/1992          $11,703                    $11,619                     $11,700                   $11,739
            8/31/1992          $11,810                    $11,735                     $11,818                   $11,838
            9/30/1992          $11,955                    $11,895                     $11,959                   $11,995
           10/31/1992          $11,757                    $11,740                     $11,800                   $11,825
           11/30/1992          $11,672                    $11,699                     $11,804                   $11,793
           12/31/1992          $11,870                    $11,852                     $11,990                   $11,969
            1/31/1993          $12,161                    $12,083                     $12,220                   $12,214
            2/28/1993          $12,423                    $12,274                     $12,434                   $12,448
            3/31/1993          $12,462                    $12,323                     $12,486                   $12,501
            4/30/1993          $12,568                    $12,422                     $12,573                   $12,597
            5/31/1993          $12,541                    $12,395                     $12,590                   $12,591
            6/30/1993          $12,825                    $12,589                     $12,860                   $12,820
            7/31/1993          $12,867                    $12,619                     $12,934                   $12,878
            8/31/1993          $13,159                    $12,820                     $13,160                   $13,111
            9/30/1993          $13,234                    $12,874                     $13,195                   $13,153
           10/31/1993          $13,219                    $12,909                     $13,244                   $13,204
           11/30/1993          $13,047                    $12,836                     $13,132                   $13,095
           12/31/1993          $13,106                    $12,895                     $13,203                   $13,164
            1/31/1994          $13,279                    $13,039                     $13,381                   $13,331
            2/28/1994          $12,938                    $12,846                     $13,148                   $13,083
            3/31/1994          $12,611                    $12,634                     $12,823                   $12,801
            4/30/1994          $12,466                    $12,548                     $12,721                   $12,696
            5/31/1994          $12,448                    $12,557                     $12,719                   $12,672
            6/30/1994          $12,428                    $12,558                     $12,691                   $12,649
            7/31/1994          $12,622                    $12,739                     $12,944                   $12,850
            8/31/1994          $12,652                    $12,778                     $12,960                   $12,873
            9/30/1994          $12,482                    $12,661                     $12,769                   $12,728
           10/31/1994          $12,442                    $12,659                     $12,758                   $12,712
           11/30/1994          $12,357                    $12,602                     $12,729                   $12,678
           12/31/1994          $12,403                    $12,646                     $12,817                   $12,740
            1/31/1995          $12,623                    $12,860                     $13,071                   $12,955
            2/28/1995          $12,941                    $13,126                     $13,382                   $13,230
            3/31/1995          $13,079                    $13,201                     $13,464                   $13,317
            4/30/1995          $13,236                    $13,364                     $13,652                   $13,492
            5/31/1995          $13,799                    $13,767                     $14,181                   $13,965
            6/30/1995          $13,905                    $13,859                     $14,284                   $14,053
            7/31/1995          $13,865                    $13,861                     $14,253                   $14,022
            8/31/1995          $13,983                    $13,987                     $14,425                   $14,187
            9/30/1995          $14,118                    $14,088                     $14,565                   $14,321
           10/31/1995          $14,275                    $14,244                     $14,754                   $14,509
           11/30/1995          $14,506                    $14,431                     $14,976                   $14,725
           12/31/1995          $14,684                    $14,582                     $15,185                   $14,922
            1/31/1996          $14,789                    $14,708                     $15,286                   $15,021
            2/29/1996          $14,488                    $14,535                     $15,020                   $14,760
            3/31/1996          $14,393                    $14,461                     $14,915                   $14,658
            4/30/1996          $14,285                    $14,411                     $14,831                   $14,573
            5/31/1996          $14,238                    $14,399                     $14,801                   $14,551
            6/30/1996          $14,392                    $14,552                     $15,000                   $14,720
            7/31/1996          $14,414                    $14,595                     $15,040                   $14,761
            8/31/1996          $14,385                    $14,607                     $15,015                   $14,746
            9/30/1996          $14,604                    $14,810                     $15,276                   $14,992
           10/31/1996          $14,931                    $15,072                     $15,615                   $15,309
           11/30/1996          $15,169                    $15,271                     $15,882                   $15,573
           12/31/1996          $14,966                    $15,174                     $15,734                   $15,435
            1/31/1997          $15,002                    $15,233                     $15,783                   $15,483
            2/28/1997          $15,030                    $15,262                     $15,823                   $15,521
            3/31/1997          $14,955                    $15,156                     $15,647                   $15,355
            4/30/1997          $15,122                    $15,334                     $15,882                   $15,566
            5/31/1997          $15,238                    $15,461                     $16,033                   $15,704
            6/30/1997          $15,401                    $15,602                     $16,223                   $15,890
            7/31/1997          $15,769                    $15,918                     $16,661                   $16,311
            8/31/1997          $15,629                    $15,839                     $16,520                   $16,162
            9/30/1997          $15,808                    $16,023                     $16,763                   $16,395
           10/31/1997          $15,976                    $16,200                     $17,006                   $16,592
           11/30/1997          $16,001                    $16,236                     $17,084                   $16,640
           12/31/1997          $16,153                    $16,366                     $17,256                   $16,791
            1/31/1998          $16,368                    $16,580                     $17,477                   $17,015
            2/28/1998          $16,318                    $16,547                     $17,463                   $16,991
            3/31/1998          $16,354                    $16,600                     $17,523                   $17,054
            4/30/1998          $16,436                    $16,683                     $17,614                   $17,134
            5/31/1998          $16,553                    $16,805                     $17,781                   $17,288
            6/30/1998          $16,650                    $16,917                     $17,932                   $17,426
            7/31/1998          $16,666                    $16,982                     $17,970                   $17,461
            8/31/1998          $16,895                    $17,303                     $18,263                   $17,697
            9/30/1998          $17,288                    $17,706                     $18,690                   $18,093
           10/31/1998          $17,251                    $17,736                     $18,591                   $17,947
           11/30/1998          $17,209                    $17,734                     $18,697                   $18,036
           12/31/1998          $17,319                    $17,805                     $18,753                   $18,114
            1/31/1999          $17,431                    $17,903                     $18,886                   $18,226
            2/28/1999          $17,142                    $17,640                     $18,556                   $17,902
            3/31/1999          $17,256                    $17,756                     $18,658                   $18,043
            4/30/1999          $17,317                    $17,811                     $18,718                   $18,105
            5/31/1999          $17,155                    $17,674                     $18,553                   $17,920
            6/30/1999          $17,130                    $17,687                     $18,493                   $17,859
            7/31/1999          $17,092                    $17,671                     $18,414                   $17,797
            8/31/1999          $17,087                    $17,685                     $18,405                   $17,777
            9/30/1999          $17,275                    $17,849                     $18,618                   $17,972
           10/31/1999          $17,308                    $17,896                     $18,687                   $17,999
           11/30/1999          $17,318                    $17,917                     $18,685                   $18,021
           12/31/1999          $17,264                    $17,858                     $18,596                   $17,938
            1/31/2000          $17,201                    $17,792                     $18,534                   $17,874
            2/29/2000          $17,367                    $17,938                     $18,758                   $18,068
            3/31/2000          $17,541                    $18,124                     $19,006                   $18,291
            4/30/2000          $17,366                    $18,083                     $18,951                   $18,177
            5/31/2000          $17,321                    $18,112                     $18,941                   $18,145
            6/30/2000          $17,679                    $18,430                     $19,335                   $18,529
            7/31/2000          $17,822                    $18,570                     $19,511                   $18,687
            8/31/2000          $18,043                    $18,790                     $19,794                   $18,946
            9/30/2000          $18,206                    $18,961                     $19,919                   $19,071
           10/31/2000          $18,279                    $19,048                     $20,051                   $19,138
           11/30/2000          $18,613                    $19,307                     $20,379                   $19,443
           12/31/2000          $19,028                    $19,662                     $20,758                   $19,835
            1/31/2001          $19,348                    $19,985                     $21,099                   $20,184
            2/28/2001          $19,491                    $20,172                     $21,282                   $20,378
            3/31/2001          $19,563                    $20,328                     $21,389                   $20,458
            4/30/2001          $19,419                    $20,275                     $21,299                   $20,347

Source: Lipper Analytical Services. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

* Sales charge on Class A shares is 4.50%.

The Fund commenced operations on 1/1/97. Returns for Class I shares include performance of a predecessor account for the period dating back to 4/30/91 and is adjusted to reflect historical expenses at the levels indicated (absent of reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the SEC and therefore, was not subject to the investment restrictions of registered mutual funds. If the account had been registered, the performance may have been adversely affected.

Class A Shares were introduced on 2/16/01. Investors should note that the information presented for Class A Shares prior to their introduction is based on the historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class I Shares of JPMorgan Intermediate Bond Fund, the Lehman Intermediate Gov't/Credit Index, Lehman Aggregate Bond Index and Lipper Intermediate Investment Grade Debt Funds Index from April 30, 1991 to April 30, 2001.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lehman Intermediate Gov't/Credit Index consists of the government and corporate indices, which include bonds with 5-10 year maturities, including U.S. Government Treasury and agency securities and corporate and Yankee Bonds.

The Lehman Aggregate Bond Index is composed of the Lehman Aggregate Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

The Lipper Intermediate Investment Grade Debt Funds Index represents the performance of the 30 largest intermediate investment grade debt mutual funds. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

JPMorgan BOND FUND II
AS OF APRIL 30, 2001 (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Bond Fund II, which seeks to provide a high level of current income through a portfolio of investment-grade Treasury, corporate and mortgage-backed securities, had a total return of 5.71% (Class I shares) for the six months ended April 30, 2001. This compares to a total return of 6.22% for the Lehman Aggregate Bond Index.

HOW THE FUND WAS MANAGED

In the final months of 2000, when it became clear to the management team that the Fed would have to step in and cut short-term rates to prop up the sagging economy, the portfolio was adjusted to benefit from a steepening yield curve, focusing on two- and five-year securities. This was achieved primarily through the use of futures contracts. The Fund also benefited in late 2000 from an overweight position in the energy sector as well as in safe haven securities that held up well as many corporate bonds faltered amid a gloomier outlook for corporate profits.

With corporate securities looking undervalued relative to historic levels, the management team began to add to its corporate positions in December and, by the end of March, had achieved an overweight position. The Fund remained underweight in the residential mortgage sector, anticipating that lower rates would lead to large increases in refinancing and new issue supply. Overall, the Fund benefited from the shift from underweight to overweight in corporate securities during the reporting period.

As for duration, the Fund began the period with a neutral position relative to its benchmark, but by January it was long the benchmark. The management team extended duration further after the Fed began cutting rates in anticipation of future Fed moves.

LOOKING AHEAD

While recession risks have fallen, the economy will continue to face headwinds from corporate sector retrenchment. Corporate profits are being squeezed by higher debt service as a result of heavy borrowing during the recent capital expenditure boom, from higher capacity that undermines pricing power and from higher labor costs. We expect corporations to respond by continuing to restrain capital spending and by cutting employment, and this should keep a lid on economic growth--and inflation--for the remainder of the year. However, the Fed is likely to remain diligent, and we anticipate further easing of the Fed Funds rate to below its current 4% level. In this environment, we are comfortable maintaining what has been a successful overweight in the corporate sector, anticipate reducing Treasury holdings and will look to move back into mortgages in the near future to take advantage of the end of the refinancing wave.

                                               JPMorgan BOND FUND II
                                     AS OF APRIL 30, 2001 (UNAUDITED)


AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR         5 YEARS         10 YEARS
---------------------------------------------------------------------------------------
  CLASS A SHARES

    WITHOUT SALES CHARGE                     10.96%          6.52%            7.30%

    WITH SALES CHARGE*                        5.97%          5.54%            6.81%
---------------------------------------------------------------------------------------
  CLASS B SHARES

    WITHOUT CDSC                             10.85%          6.50%            7.29%

    WITH CDSC**                               5.85%          6.19%            7.29%
---------------------------------------------------------------------------------------
  CLASS I SHARES                             10.98%          6.52%            7.30%
---------------------------------------------------------------------------------------

10-YEAR PERFORMANCE (04/30/91 TO 04/30/01)

[CHART]


                                      JPMorgan                 Lehman Aggregate         Lipper Corporate Debt
                                Bond Fund II (Class I)            Bond Index             A-Rated Funds Index
        4/30/1991                      $10,000                     $10,000                    $10,000
        5/31/1991                      $10,070                     $10,058                    $10,050
        6/30/1991                      $10,042                     $10,053                    $10,030
        7/31/1991                      $10,142                     $10,193                    $10,169
        8/31/1991                      $10,392                     $10,413                    $10,413
        9/30/1991                      $10,651                     $10,624                    $10,648
       10/31/1991                      $10,712                     $10,742                    $10,746
       11/30/1991                      $10,780                     $10,841                    $10,843
       12/31/1991                      $11,148                     $11,163                    $11,245
        1/31/1992                      $10,961                     $11,011                    $11,070
        2/29/1992                      $11,009                     $11,083                    $11,128
        3/31/1992                      $10,978                     $11,021                    $11,073
        4/30/1992                      $11,046                     $11,100                    $11,123
        5/31/1992                      $11,246                     $11,310                    $11,358
        6/30/1992                      $11,395                     $11,466                    $11,531
        7/31/1992                      $11,667                     $11,700                    $11,851
        8/31/1992                      $11,758                     $11,818                    $11,949
        9/30/1992                      $11,864                     $11,959                    $12,096
       10/31/1992                      $11,720                     $11,800                    $11,885
       11/30/1992                      $11,714                     $11,804                    $11,886
       12/31/1992                      $11,869                     $11,990                    $12,090
        1/31/1993                      $12,127                     $12,220                    $12,349
        2/28/1993                      $12,369                     $12,434                    $12,639
        3/31/1993                      $12,413                     $12,486                    $12,690
        4/30/1993                      $12,531                     $12,573                    $12,777
        5/31/1993                      $12,543                     $12,590                    $12,785
        6/30/1993                      $12,796                     $12,860                    $13,092
        7/31/1993                      $12,906                     $12,934                    $13,202
        8/31/1993                      $13,194                     $13,160                    $13,528
        9/30/1993                      $13,238                     $13,195                    $13,567
       10/31/1993                      $13,299                     $13,244                    $13,643
       11/30/1993                      $13,164                     $13,132                    $13,454
       12/31/1993                      $13,222                     $13,203                    $13,526
        1/31/1994                      $13,434                     $13,381                    $13,745
        2/28/1994                      $13,175                     $13,148                    $13,421
        3/31/1994                      $12,858                     $12,823                    $13,034
        4/30/1994                      $12,743                     $12,721                    $12,881
        5/31/1994                      $12,733                     $12,719                    $12,836
        6/30/1994                      $12,706                     $12,691                    $12,792
        7/31/1994                      $12,941                     $12,944                    $13,035
        8/31/1994                      $12,942                     $12,960                    $13,039
        9/30/1994                      $12,751                     $12,769                    $12,822
       10/31/1994                      $12,742                     $12,758                    $12,779
       11/30/1994                      $12,749                     $12,729                    $12,761
       12/31/1994                      $12,717                     $12,817                    $12,862
        1/31/1995                      $12,978                     $13,071                    $13,091
        2/28/1995                      $13,202                     $13,382                    $13,407
        3/31/1995                      $13,327                     $13,464                    $13,505
        4/30/1995                      $13,492                     $13,652                    $13,698
        5/31/1995                      $14,054                     $14,181                    $14,312
        6/30/1995                      $14,110                     $14,284                    $14,414
        7/31/1995                      $14,034                     $14,253                    $14,343
        8/31/1995                      $14,251                     $14,425                    $14,543
        9/30/1995                      $14,441                     $14,565                    $14,700
       10/31/1995                      $14,654                     $14,754                    $14,922
       11/30/1995                      $14,871                     $14,976                    $15,166
       12/31/1995                      $15,070                     $15,185                    $15,410
        1/31/1996                      $15,181                     $15,286                    $15,483
        2/29/1996                      $14,932                     $15,020                    $15,133
        3/31/1996                      $14,824                     $14,915                    $15,010
        4/30/1996                      $14,759                     $14,831                    $14,895
        5/31/1996                      $14,725                     $14,801                    $14,862
        6/30/1996                      $14,917                     $15,000                    $15,048
        7/31/1996                      $14,946                     $15,040                    $15,079
        8/31/1996                      $14,905                     $15,015                    $15,037
        9/30/1996                      $15,163                     $15,276                    $15,323
       10/31/1996                      $15,473                     $15,615                    $15,698
       11/30/1996                      $15,766                     $15,882                    $16,019
       12/31/1996                      $15,552                     $15,734                    $15,838
        1/31/1997                      $15,593                     $15,783                    $15,861
        2/28/1997                      $15,619                     $15,823                    $15,917
        3/31/1997                      $15,468                     $15,647                    $15,697
        4/30/1997                      $15,692                     $15,882                    $15,918
        5/31/1997                      $15,837                     $16,033                    $16,067
        6/30/1997                      $16,035                     $16,223                    $16,283
        7/31/1997                      $16,517                     $16,661                    $16,808
        8/31/1997                      $16,284                     $16,520                    $16,594
        9/30/1997                      $16,516                     $16,763                    $16,878
       10/31/1997                      $16,740                     $17,006                    $17,096
       11/30/1997                      $16,771                     $17,084                    $17,176
       12/31/1997                      $16,922                     $17,256                    $17,358
        1/31/1998                      $17,130                     $17,477                    $17,565
        2/28/1998                      $17,106                     $17,463                    $17,535
        3/31/1998                      $17,165                     $17,523                    $17,600
        4/30/1998                      $17,252                     $17,614                    $17,681
        5/31/1998                      $17,417                     $17,781                    $17,872
        6/30/1998                      $17,571                     $17,932                    $18,031
        7/31/1998                      $17,583                     $17,970                    $18,034
        8/31/1998                      $17,844                     $18,263                    $18,195
        9/30/1998                      $18,291                     $18,690                    $18,601
       10/31/1998                      $18,153                     $18,591                    $18,366
       11/30/1998                      $18,194                     $18,697                    $18,566
       12/31/1998                      $18,266                     $18,753                    $18,626
        1/31/1999                      $18,421                     $18,886                    $18,784
        2/28/1999                      $18,084                     $18,556                    $18,367
        3/31/1999                      $18,186                     $18,658                    $18,488
        4/30/1999                      $18,233                     $18,718                    $18,549
        5/31/1999                      $18,057                     $18,553                    $18,338
        6/30/1999                      $17,987                     $18,493                    $18,248
        7/31/1999                      $17,913                     $18,414                    $18,166
        8/31/1999                      $17,889                     $18,405                    $18,117
        9/30/1999                      $18,104                     $18,618                    $18,289
       10/31/1999                      $18,152                     $18,687                    $18,316
       11/30/1999                      $18,150                     $18,685                    $18,329
       12/31/1999                      $18,072                     $18,596                    $18,247
        1/31/2000                      $18,041                     $18,534                    $18,207
        2/29/2000                      $18,227                     $18,758                    $18,400
        3/31/2000                      $18,446                     $19,006                    $18,650
        4/30/2000                      $18,236                     $18,951                    $18,497
        5/31/2000                      $18,163                     $18,941                    $18,425
        6/30/2000                      $18,513                     $19,335                    $18,836
        7/31/2000                      $18,676                     $19,511                    $18,996
        8/31/2000                      $18,912                     $19,794                    $19,248
        9/30/2000                      $19,052                     $19,919                    $19,354
       10/31/2000                      $19,147                     $20,051                    $19,436
       11/30/2000                      $19,449                     $20,379                    $19,723
       12/31/2000                      $19,893                     $20,758                    $20,128
        1/31/2001                      $20,245                     $21,099                    $20,502
        2/28/2001                      $20,395                     $21,282                    $20,686
        3/31/2001                      $20,472                     $21,389                    $20,759
        4/30/2001                      $20,239                     $21,299                    $20,641



Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

*  Sales charge on Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, a 2% CDSC for the five year period and 0% CDSC for the period since inception.

The Fund commenced operations on 1/1/97. The returns for Class I Shares include performance of a predecessor account for the period dating back to 4/30/91 and are adjusted to reflect historical expenses at the levels indicated (absent of reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the SEC and was not subject to the investment restrictions of mutual funds. If the account had been registered, the performance may have been adversely affected.

Class A and B Shares were introduced on 3/2/01. Investors should note that the information presented for Class A and B Shares prior to their introduction is based on the historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the Class A and B Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class I Shares of JPMorgan Bond Fund II, the Lipper Corporate Debt A-Rated Funds Index and the Lehman Aggregate Bond Index from April 30, 1991 to April30, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Corporate Debt A-Rated Funds Index represents the performance of the 30 largest corporate debt A-rated or better funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

JPMorgan SHORT-TERM BOND FUND II
         AS OF APRIL 30, 2001 (UNAUDITED)


HOW THE FUND PERFORMED

JPMorgan Short-Term Bond Fund II, which seeks current income by investing in a portfolio of short-term investment grade fixed income securities, had a total return of 4.84% (Class A Shares, without sales charges) for the six months ended April 30, 2001. This compares to a return of 5.37% for the Lehman 1-3 Year Government Bond Index.

HOW THE FUND WAS MANAGED

The Fund began the reporting period signficantly overweight in corporate securities, which mildly affected performance as corporate spreads widened relative to Treasuries. In December, the Fund received a significant inflow of new assets that were invested in Treasuries and therefore helpful in the year-end rally.

However, given the view that corporate securities were undervalued, the management team began buying high-grade corporates (as well as agency securities) in the new year, with a goal of establishing an overweight position.

The Fund entered the year with a long duration and extended further as it became clear that the Fed would continue to lower rates. In early 2001, the Fund took profits on trades benefiting from the 2- to 5-year portion of the yield curve, and reduced credit spread volatility by selling 5-year telecom paper and purchasing 2- to 3-year bank floating rate notes.

LOOKING AHEAD

While recession risks have fallen, the economy will continue to face headwinds from corporate sector retrenchment. Corporate profits are being squeezed by higher debt service as a result of heavy borrowing during the recent capital expenditure boom, from higher capacity that undermines pricing power and from higher labor costs. We expect corporations to respond by continuing to restrain capital spending and by cutting employement, and this should keep a lid on economic growth--and inflation--for the remainder of the year. However, the Fed is likely to remain diligent, and we anticipate further easing of the Fed Funds rate to below its current 4% level.

                                       JPMorgan SHORT-TERM BOND FUND II
                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                          1 YEAR         5 YEARS         10 YEARS
--------------------------------------------------------------------------------------
  CLASS A SHARES

    WITHOUT SALES CHARGE                      9.22%          5.52%            5.51%

    WITH SALES CHARGE*                        7.57%          5.21%            5.35%
--------------------------------------------------------------------------------------
  CLASS I SHARES                              9.59%          5.91%            5.70%
--------------------------------------------------------------------------------------
  CLASS M SHARES

    WITHOUT SALES CHARGE                      9.02%          5.46%            5.48%
--------------------------------------------------------------------------------------
    WITH SALES CHARGE**                       7.37%          5.15%            5.32%
--------------------------------------------------------------------------------------

10-YEAR PERFORMANCE (04/30/91 TO 04/30/01)

[CHART]

                                   JPMorgan Short-Term             Lehman 1-3 Year             Lipper Short-Term Investment
                                  Bond Fund II (Class I)           Gov't Bond Index                Grade Debt Funds Index
        4/30/1991                        $10,000                       $10,000                                 $10,000
        5/31/1991                        $10,057                       $10,060                                 $10,071
        6/30/1991                        $10,091                       $10,097                                 $10,088
        7/31/1991                        $10,167                       $10,184                                 $10,192
        8/31/1991                        $10,262                       $10,323                                 $10,367
        9/30/1991                        $10,337                       $10,432                                 $10,519
       10/31/1991                        $10,423                       $10,545                                 $10,648
       11/30/1991                        $10,499                       $10,653                                 $10,767
       12/31/1991                        $10,623                       $10,815                                 $11,012
        1/31/1992                        $10,615                       $10,801                                 $10,925
        2/29/1992                        $10,649                       $10,834                                 $10,971
        3/31/1992                        $10,658                       $10,830                                 $10,947
        4/30/1992                        $10,745                       $10,929                                 $11,041
        5/31/1992                        $10,819                       $11,030                                 $11,190
        6/30/1992                        $10,904                       $11,141                                 $11,344
        7/31/1992                        $10,991                       $11,270                                 $11,544
        8/31/1992                        $11,055                       $11,361                                 $11,656
        9/30/1992                        $11,131                       $11,467                                 $11,791
       10/31/1992                        $11,086                       $11,402                                 $11,677
       11/30/1992                        $11,092                       $11,385                                 $11,643
       12/31/1992                        $11,158                       $11,491                                 $11,765
        1/31/1993                        $11,254                       $11,611                                 $11,918
        2/28/1993                        $11,313                       $11,704                                 $12,056
        3/31/1993                        $11,354                       $11,740                                 $12,118
        4/30/1993                        $11,404                       $11,811                                 $12,201
        5/31/1993                        $11,398                       $11,782                                 $12,181
        6/30/1993                        $11,459                       $11,870                                 $12,328
        7/31/1993                        $11,486                       $11,896                                 $12,353
        8/31/1993                        $11,548                       $11,995                                 $12,514
        9/30/1993                        $11,585                       $12,033                                 $12,557
       10/31/1993                        $11,611                       $12,060                                 $12,573
       11/30/1993                        $11,633                       $12,062                                 $12,541
       12/31/1993                        $11,664                       $12,110                                 $12,589
        1/31/1994                        $11,718                       $12,185                                 $12,694
        2/28/1994                        $11,691                       $12,112                                 $12,576
        3/31/1994                        $11,676                       $12,050                                 $12,439
        4/30/1994                        $11,662                       $12,004                                 $12,367
        5/31/1994                        $11,694                       $12,021                                 $12,372
        6/30/1994                        $11,740                       $12,051                                 $12,379
        7/31/1994                        $11,800                       $12,159                                 $12,499
        8/31/1994                        $11,837                       $12,199                                 $12,540
        9/30/1994                        $11,850                       $12,172                                 $12,475
       10/31/1994                        $11,886                       $12,199                                 $12,481
       11/30/1994                        $11,887                       $12,149                                 $12,428
       12/31/1994                        $11,941                       $12,172                                 $12,475
        1/31/1995                        $12,041                       $12,338                                 $12,638
        2/28/1995                        $12,153                       $12,506                                 $12,844
        3/31/1995                        $12,221                       $12,576                                 $12,919
        4/30/1995                        $12,290                       $12,689                                 $13,049
        5/31/1995                        $12,434                       $12,905                                 $13,370
        6/30/1995                        $12,503                       $12,975                                 $13,459
        7/31/1995                        $12,562                       $13,026                                 $13,482
        8/31/1995                        $12,621                       $13,104                                 $13,585
        9/30/1995                        $12,679                       $13,168                                 $13,674
       10/31/1995                        $12,764                       $13,277                                 $13,810
       11/30/1995                        $12,847                       $13,391                                 $13,960
       12/31/1995                        $12,923                       $13,492                                 $14,089
        1/31/1996                        $13,012                       $13,606                                 $14,194
        2/29/1996                        $13,007                       $13,553                                 $14,100
        3/31/1996                        $13,038                       $13,543                                 $14,045
        4/30/1996                        $13,071                       $13,556                                 $14,027
        5/31/1996                        $13,106                       $13,586                                 $14,029
        6/30/1996                        $13,186                       $13,685                                 $14,142
        7/31/1996                        $13,245                       $13,738                                 $14,188
        8/31/1996                        $13,283                       $13,789                                 $14,207
        9/30/1996                        $13,400                       $13,914                                 $14,377
       10/31/1996                        $13,542                       $14,071                                 $14,587
       11/30/1996                        $13,649                       $14,175                                 $14,748
       12/31/1996                        $13,649                       $14,177                                 $14,696
        1/31/1997                        $13,703                       $14,245                                 $14,768
        2/28/1997                        $13,738                       $14,279                                 $14,798
        3/31/1997                        $13,730                       $14,268                                 $14,731
        4/30/1997                        $13,856                       $14,385                                 $14,872
        5/31/1997                        $13,934                       $14,485                                 $14,975
        6/30/1997                        $14,038                       $14,585                                 $15,099
        7/31/1997                        $14,197                       $14,744                                 $15,339
        8/31/1997                        $14,186                       $14,759                                 $15,293
        9/30/1997                        $14,301                       $14,871                                 $15,449
       10/31/1997                        $14,385                       $14,982                                 $15,579
       11/30/1997                        $14,401                       $15,020                                 $15,604
       12/31/1997                        $14,486                       $15,120                                 $15,715
        1/31/1998                        $14,628                       $15,265                                 $15,888
        2/28/1998                        $14,631                       $15,278                                 $15,881
        3/31/1998                        $14,673                       $15,337                                 $15,942
        4/30/1998                        $14,742                       $15,411                                 $16,015
        5/31/1998                        $14,825                       $15,494                                 $16,121
        6/30/1998                        $14,905                       $15,574                                 $16,211
        7/31/1998                        $14,973                       $15,647                                 $16,269
        8/31/1998                        $15,071                       $15,837                                 $16,474
        9/30/1998                        $15,283                       $16,050                                 $16,764
       10/31/1998                        $15,254                       $16,128                                 $16,729
       11/30/1998                        $15,249                       $16,112                                 $16,748
       12/31/1998                        $15,297                       $16,173                                 $16,818
        1/31/1999                        $15,372                       $16,235                                 $16,899
        2/28/1999                        $15,319                       $16,162                                 $16,728
        3/31/1999                        $15,428                       $16,272                                 $16,862
        4/30/1999                        $15,474                       $16,322                                 $16,912
        5/31/1999                        $15,464                       $16,311                                 $16,813
        6/30/1999                        $15,481                       $16,359                                 $16,819
        7/31/1999                        $15,516                       $16,410                                 $16,801
        8/31/1999                        $15,538                       $16,455                                 $16,821
        9/30/1999                        $15,728                       $16,563                                 $16,972
       10/31/1999                        $15,783                       $16,607                                 $17,008
       11/30/1999                        $15,806                       $16,640                                 $17,044
       12/31/1999                        $15,847                       $16,654                                 $17,018
        1/31/2000                        $15,854                       $16,650                                 $16,972
        2/29/2000                        $15,944                       $16,764                                 $17,094
        3/31/2000                        $16,025                       $16,865                                 $17,240
        4/30/2000                        $15,881                       $16,907                                 $17,219
        5/31/2000                        $15,932                       $16,969                                 $17,279
        6/30/2000                        $16,112                       $17,154                                 $17,471
        7/31/2000                        $16,228                       $17,264                                 $17,579
        8/31/2000                        $16,346                       $17,395                                 $17,708
        9/30/2000                        $16,511                       $17,531                                 $17,869
       10/31/2000                        $16,567                       $17,626                                 $17,922
       11/30/2000                        $16,751                       $17,797                                 $18,086
       12/31/2000                        $16,944                       $18,016                                 $18,277
        1/31/2001                        $17,127                       $18,253                                 $18,537
        2/28/2001                        $17,250                       $18,372                                 $18,667
        3/31/2001                        $17,388                       $18,521                                 $18,801
        4/30/2001                        $17,413                       $18,575                                 $18,846

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

* Sales charge on Class A shares is 1.50%.

** Sales charge on Class M shares is 1.50%.

The Fund commenced operations on 11/30/90. Class A Shares and Class M Shares were introduced on 5/6/96 and 7/1/99, respectively. Investors should note that the information presented for Class A Shares prior to their introduction is based on historical expenses of the predecessor Class I Shares, which are lower than the actual expenses of the A Shares. The information presented for Class M Shares prior to their introduction is based on historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the M Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class I Shares of JPMorgan Short-Term Bond Fund II, the Lipper Short-Term Investment Grade Debt Funds Index and the Lehman 1-3 year U.S. Gov't Bond Index from April 30, 1991 to April 30, 2001. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Short-Term Investment Grade Debt Funds Index represents the performance of the 30 largest short-term Investment grade debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman 1-3 Year U.S. Gov't Bond Index is composed of bonds covered by the U.S. Government Bond Index with maturities of one to three years. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest directly in the index.

JPMorgan STRATEGIC INCOME FUND
         AS OF APRIL 30, 2001  (UNAUDITED)

HOW THE FUND PERFORMED

JPMorgan Strategic Income Fund had a total return of 2.05% (Class A shares, without sales charges) for the six months ended April 30, 2001. This compares to a return of 6.22% for the Lehman Aggregate Bond Index.

HOW THE FUND WAS MANAGED

The Fund began the period focused on lower-rated sectors, looking to enhance yield with an overweight position in emerging market debt. While this strategy hurt performance in November given severe economic problems in Argentina and Turkey, emerging market debt came back in December following the announcement of IMF funding packages for both countries.

High yield securities began performing very well in 2001, and the Fund began increasing its allocation to these issues, as well as to emerging markets, by reducing exposure to international bonds. The shift continued through the end of the reporting period, especially into high yield bonds. This was partially achieved through sales of emerging market issues, which were extremely volatile in April given the changing political and economic situation in Argentina and the potential for contagion.

Throughout the period, the Fund maintained an allocation to U.S. investment grade bonds, and these performed well in the first four months of 2001.

LOOKING AHEAD

While recession risks have fallen, the U.S. economy will continue to face headwinds from corporate sector retrenchment, and this should keep a lid on economic growth--and inflation--for the remainder of the year. The Fed is likely to remain diligent, and we anticipate further easing of the Fed Funds rate to below its current 4% level. We look to continue adding to U.S. high yield securities given the still-attractive yield spreads, using proceeds from sales of some emerging market issues. This shift could take a bit of time, though, given the light High Yield calendar. We do, however, anticipate maintaining an overweight position in emerging market debt given that fundamentals in the sector are favorable and the asset class is under-owned.

                                       JPMorgan STRATEGIC INCOME FUND
                                                AS OF APRIL 30, 2001 (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS

                                                                            SINCE
                                                                          INCEPTION
                                                             1 YEAR       (11/30/98)
--------------------------------------------------------------------------------------
  CLASS A SHARES

    WITHOUT SALES CHARGE                                     2.43%            3.27%

    WITH SALES CHARGE*                                      -2.15%            1.32%
--------------------------------------------------------------------------------------
  CLASS B SHARES

    WITHOUT CDSC                                             1.89%            2.94%

    WITH CDSC**                                             -2.84%            1.87%
--------------------------------------------------------------------------------------
  CLASS C SHARES

    WITHOUT CDSC                                             2.01%            2.98%

    WITH CDSC***                                             1.06%            2.98%
--------------------------------------------------------------------------------------
  CLASS I SHARES                                             2.43%            3.30%
--------------------------------------------------------------------------------------
  CLASS M SHARES

    WITHOUT SALES CHARGE                                     2.20%            3.03%

    WITH SALES CHARGE****                                   -0.86%            1.74%
--------------------------------------------------------------------------------------

LIFE OF FUND PERFORMANCE (11/30/98 TO 04/30/01)

[CHART]

                                         JPMorgan                  Lehman Aggregate         Lipper Multi-Sector
                               Strategic Income Fund (Class A)        Bond Index             Income Funds Index
       11/30/1998                         $9,550                       $10,000                   $10,000
       12/31/1998                         $9,471                       $10,030                    $9,977
        1/31/1999                         $9,445                       $10,101                   $10,030
        2/28/1999                         $9,430                        $9,924                    $9,895
        3/31/1999                         $9,594                        $9,979                   $10,019
        4/30/1999                         $9,776                       $10,011                   $10,196
        5/31/1999                         $9,621                        $9,923                    $9,982
        6/30/1999                         $9,701                        $9,891                    $9,971
        7/31/1999                         $9,716                        $9,849                    $9,949
        8/31/1999                         $9,719                        $9,844                    $9,877
        9/30/1999                         $9,792                        $9,958                    $9,918
       10/31/1999                         $9,858                        $9,995                    $9,931
       11/30/1999                         $9,937                        $9,994                    $9,997
       12/31/1999                        $10,075                        $9,946                   $10,083
        1/31/2000                        $10,027                        $9,913                    $9,988
        2/29/2000                        $10,190                       $10,033                   $10,120
        3/31/2000                        $10,155                       $10,165                   $10,117
        4/30/2000                        $10,078                       $10,136                    $9,974
        5/31/2000                         $9,962                       $10,131                    $9,849
        6/30/2000                        $10,150                       $10,341                   $10,101
        7/31/2000                        $10,201                       $10,436                   $10,133
        8/31/2000                        $10,280                       $10,587                   $10,216
        9/30/2000                        $10,277                       $10,654                   $10,125
       10/31/2000                        $10,115                       $10,724                    $9,913
       11/30/2000                         $9,984                       $10,900                    $9,796
       12/31/2000                        $10,218                       $11,102                   $10,045
        1/31/2001                        $10,511                       $11,285                   $10,392
        2/28/2001                        $10,534                       $11,383                   $10,415
        3/31/2001                        $10,469                       $11,440                   $10,236
        4/30/2001                        $10,322                       $11,392                   $10,148

Source: Lipper Analytical Services, Inc. Past performance is not indicative of the future results. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

* Sales charge on Class A Shares is 4.50%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 4% CDSC for the period since inception.

*** Assumes 1% CDSC for the one-year period and 0% CDSC for the period since inception.

**** Sales charge on Class M is 3.0%.

The Fund commenced operations on 11/30/98. Class A, B, C and I Shares were introduced on 11/30/98. Class M Shares were introduced on 10/28/99. The information presented for Class M Shares prior to their introduction is based on historical expenses of the predecessor Class B Shares, which are different from the actual expenses of the M Shares.

The mountain chart illustrates comparative performance for $10,000 invested in Class A Shares of JPMorgan Strategic Income Fund, the Lipper Multi-Sector Income Funds Index and the Lehman Aggregate Bond Index from November 30, 1998 to April 30, 2001. The performance of the Fund assumes the reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices do not include a sales charge and have been adjusted to reflect the reinvestment of all dividends and capital gains on the securities included in the benchmark.

Class I Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

The Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lipper Multi-Sector Income Funds Index represents the performance of the 30 largest multi-sector income funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Gov't/Credit Index and the Mortgage-Backed Securities Index and includes U.S. treasury issues, agency issues, corporate bond issues and mortgage-backed securities. The Index is unmanaged and reflects reinvestment of dividends. An individual cannot invest in the index.

JPMorgan U.S. TREASURY INCOME FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

 Principal
    Amount      Issuer                                                     Value
-----------------------------------------------------------------------------------
      Long-Term Investments -- 98.4%
-----------------------------------------------------------------------------------
                U.S. Treasury Securities -- 69.4%
                --------------------------------
                U.S. Treasury Notes & Bonds,
    $2,000       5.25%, 05/15/04                                         $ 2,033
     6,100       5.50%, 03/31/03                                           6,229
     2,350       5.63%, 11/30/02                                           2,398
     4,300       5.75%, 08/15/03                                           4,424
     2,400       6.00%, 08/15/09                                           2,502
     5,000       6.13%, 08/15/29                                           5,154
     1,900       6.25%, 02/28/02                                           1,933
     8,400       6.25%, 02/15/03                                           8,673
     2,500       6.38%, 08/15/27                                           2,650
     2,300       6.75%, 05/15/05                                           2,458
     1,700       6.88%, 05/15/06                                           1,844
     4,000       7.25%, 05/15/04                                           4,289
     5,000       7.50%, 02/15/05                                           5,461
     5,300       7.88%, 08/15/01 @                                         5,358
     5,700       8.13%, 08/15/19 @                                         7,115
     8,600       8.50%, 02/15/20                                          11,128
              ---------------------------------------------------------------------
                Total U.S. Treasury Securities                            73,649
                (Cost $72,226)
              ---------------------------------------------------------------------
                Residential Mortgage Backed Securities -- 29.0%
                -----------------------------------------------
                Collateralized Mortgage Obligation -- 0.7%
       782      Government National Mortgage Association,
                 Ser. 1999-8, Class A, 6.25%, 06/16/25                       789

                Mortgage Backed Pass-Through Securities -- 28.3%
         2      Federal Home Loan Mortgage Corp.,
                 Gold Pool E00766, 7.00%, 12/01/14                             2
                Government National Mortgage Association,
     3,510       Pool 434628, 8.00%, 12/15/29                              3,629
     1,990       Pool 443705, 6.00%, 06/15/13                              1,988
     2,905       Pool 458975, 6.50%, 01/15/29                              2,884
       442       Pool 473184, 6.00%, 12/15/28                                430
       211       Pool 473644, 6.00%, 02/15/14                                210
     2,526       Pool 473829, 6.50%, 01/15/29                              2,507
     6,831       Pool 485243, 8.00%, 02/15/31                              7,063
     1,860       Pool 487526, 6.50%, 06/15/29                              1,845
       547       Pool 493546, 6.50%, 03/15/31                                542
     1,993       Pool 496497, 6.00%, 02/15/24                              1,937
       671       Pool 509443, 9.00%, 12/15/29                                702
       305       Pool 510845, 7.50%, 12/15/29                                312
     1,426       Pool 512996, 7.50%, 07/15/29                              1,460
     1,005       Pool 535341, 6.00%, 03/15/31                                977
       493       Pool 540270, 6.00%, 03/15/31                                479
     2,994       Pool 544968, 7.00%, 02/15/31                              3,025
                                                                         ---------
                                                                          29,992
              ---------------------------------------------------------------------
                Total Residential Mortgage Backed Securities              30,781
                (Cost $30,425)
-----------------------------------------------------------------------------------
                Total Long-Term Investments                              104,430
                (Cost $102,651)
-----------------------------------------------------------------------------------


                       See notes to financial statements.

                                              JPMorgan U.S. TREASURY INCOME FUND
                                                        PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

 Principal
    Amount      Issuer                                                     Value
-----------------------------------------------------------------------------------
      Short-Term Investment -- 1.2%
-----------------------------------------------------------------------------------
                U.S. Government Agency Security -- 1.2%
                --------------------------------------
    $1,301      Federal Home Loan Bank, DN, 4.50%, 05/01/01              $ 1,301
                 (Cost $1,301)
-----------------------------------------------------------------------------------
                Total Investments -- 99.6%                               $105,731
                (Cost $103,952)
-----------------------------------------------------------------------------------

                                                    Original   Notional    Unrealized
Number of                               Expiration  Notional   Value at   Appreciation/
Contracts    Description                   Date       Value     4/30/01  (Depreciation)
----------------------------------------------------------------------------------------
             Long Futures Outstanding
             ------------------------
       44    U.S. Treasury Bonds        June, 2001   $ 4,476   $ 4,420        ($56)
      178    5 Year Treasury Notes      June, 2001    18,682    18,534        (148)
      144    10 Year Treasury Notes     June, 2001    15,181    14,945        (236)
             Short Futures Outstanding
             -------------------------
       40    2 Year Treasury Notes      June, 2001     8,227     8,220           7


                       See notes to financial statements.

JPMorgan INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
-----------------------------------------------------------------------------------
      Long-Term Instruments -- 94.5%
-----------------------------------------------------------------------------------
                U.S. Treasury Securities -- 25.0%
                ---------------------------------
                U.S. Treasury Notes & Bonds,
   $20,100       5.00%, 02/15/11                                        $ 19,591
     1,500       5.25%, 02/15/29 +                                         1,365
    20,000       5.63%, 11/30/02                                          20,409
    35,800       5.75%, 11/15/05                                          37,043
     1,650       6.13%, 08/15/29 +                                         1,701
     7,500       6.25%, 05/15/30                                           7,905
     2,320       6.50%, 02/15/10 @                                         2,499
    18,750       8.13%, 08/15/19 +                                        23,405
              ---------------------------------------------------------------------
                Total U.S. Treasury Securities                           113,918
                (Cost $113,958)
              ---------------------------------------------------------------------
                U.S. Government Agency Securities -- 13.3%
                ------------------------------------------
                Federal Home Loan Bank,
     8,000       4.88%, 01/22/02 +                                         8,026
     1,000       5.40%, 03/01/04 +                                         1,010
                Federal Home Loan Mortgage Corp.,
     5,000       5.00%, 01/15/04 +                                         5,009
       300       5.75%, 03/15/09 +                                           297
       650       6.25%, 07/15/04 +                                           672
                Federal National Mortgage Association,
     9,800       5.13%, 02/13/04 +                                         9,845
     2,500       5.75%, 04/15/03 +                                         2,550
     7,000       6.00%, 05/15/08 +                                         7,095
       800       6.50%, 08/15/04 +                                           834
    10,500       6.63%, 04/15/02 +                                        10,722
    10,000       6.63%, 09/15/09 +                                        10,440
       450       6.63%, 11/15/30                                             456
     3,410       7.25%, 01/15/10 +                                         3,699
              ---------------------------------------------------------------------
                Total U.S. Government Agency Securities                   60,655
                (Cost $59,810)
              ---------------------------------------------------------------------
                Foreign Government Securities -- 3.5%
                -------------------------------------
     6,300      Manitoba Province (Canada), 7.50%, 02/22/10                6,872
     4,200      Quebec Province (Canada), 7.50%, 09/15/29 +                4,477
     4,450      United Mexican States (Mexico), 9.88%, 02/01/10            4,802
              ---------------------------------------------------------------------
                Total Foreign Government Securities                       16,151
                (Cost $15,668)
              ---------------------------------------------------------------------
                Corporate Notes & Bonds -- 32.8%
                --------------------------------
                Automotive -- 2.2%
     6,700      Ford Motor Credit Co., 7.38%, 02/01/11                     6,877
     2,270      General Motors Corp., 7.20%, 01/15/11                      2,305
       750      TRW, Inc., #, 6.45%, 06/15/01 +                              750
                                                                        ----------
                                                                           9,932
                Banking -- 5.0%
     3,160      Bank of America Corp., 7.40%, 01/15/11                     3,289
     6,750      Bank One Corp., 6.50%, 02/01/06                            6,848
     3,650      Capital One Bank, 6.88%, 02/01/06 +                        3,566
     3,000      Manufacturers & Traders Trust Co., 8.00%, 10/01/10 +       3,176
     5,531      MBNA America Bank, N.A., 7.75%, 09/15/05                   5,697
                                                                        ----------
                                                                          22,576


                       See notes to financial statements.

                                                 JPMorgan INTERMEDIATE BOND FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
-----------------------------------------------------------------------------------
      Long-Term Investments -- Continued
-----------------------------------------------------------------------------------
                Broadcasting/Cable -- 1.8%
    $3,190      COX Communications, Inc., 6.75%, 03/15/11               $  3,117
       720      TCI Communications, Inc., 7.88%, 02/15/26                    709
     4,275      USA Networks, Inc., 6.75%, 11/15/05 +                      4,347
                                                                        ----------
                                                                           8,173
                Chemicals -- 1.0%
     4,700      Union Carbide Corp., 6.70%, 04/01/09                       4,718

                Computers/Computer Hardware -- 1.2%
     5,200      Hewlett-Packard Co., 7.15%, 06/15/05 +                     5,332

                Consumer Products -- 0.2%
       700      Procter & Gamble Co., 6.60%, 12/15/04 +                      726

                Financial Services -- 5.0%
     3,800      Citigroup, Inc., 6.50%, 01/18/11                           3,777
     4,555      FleetBoston Financial Corp., 7.25%, 09/15/05 +             4,790
     4,200      Lehman Brothers Holdings, Inc., 8.25%, 06/15/07            4,542
     4,385      Morgan Stanley Dean Witter, 6.10%, 04/15/06                4,359
                National Rural Utilities Cooperative Finance Corp.,
     5,000       5.50%, 01/15/05 +                                         4,913
       500       6.13%, 05/15/05                                             501
                                                                        ----------
                                                                          22,882

                Food/Beverage Products -- 0.3%
     1,400      Kellogg Co., #, 6.60%, 04/01/11                            1,356

                Insurance -- 2.9%
     6,025      Conseco, Inc., 8.50%, 10/15/02 +                           5,905
     6,695      GE Global Insurance Holding Corp., 7.75%, 06/15/30 +       7,218
                                                                        ----------
                                                                          13,123

                Multi-Media -- 0.4%
     1,800      Time Warner Entertainment Co. LP, 8.38%, 03/15/23 +        1,925

                Oil & Gas -- 2.3%
     4,800      Amerada Hess Corp., 7.88%, 10/01/29                        5,003
     1,500      Dynegy Holdings, Inc., 6.88%, 04/01/11                     1,462
                PEMEX Finance LTD (Cayman Islands),
     2,560       9.03%, 02/15/11                                           2,702
       330       #, 9.03%, 02/15/11                                          349
       930      Transocean Sedco Forex, Inc., #, 7.50%, 04/15/31             915
                                                                        ----------
                                                                          10,431

                Paper/Forest Products -- 1.5%
     6,600      International Paper Co., 8.13%, 07/08/05                   7,029

                Pipelines -- 1.8%
     5,050      Enron Corp., 7.88%, 06/15/03 +                             5,264
     1,500      Kinder Morgan Energy Partners LP, 6.75%, 03/15/11          1,482
     1,305      Williams Companies, Inc., #, 7.50%, 01/15/31               1,234
                                                                        ----------
                                                                           7,980

                Retailing -- 1.6%
     1,500      Federated Department Stores, 6.63%, 04/01/11               1,425
     5,875      Wal-Mart Stores, Inc., 6.88%, 08/10/09 +                   6,065
                                                                        ----------
                                                                           7,490


                       See notes to financial statements.

JPMorgan INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
-----------------------------------------------------------------------------------
      Long-Term Investments -- Continued
-----------------------------------------------------------------------------------
                 Telecommunications -- 5.3%
    $3,860      BellSouth Capital Funding, 7.75%, 02/15/10              $  4,139
     1,960      British Telecom PLC, (United Kingdom), 8.63%,
                 12/15/30                                                  2,038
     5,730      Qwest Capital Funding, Inc., #, 7.75%, 02/15/31            5,714
     2,000      SBC Communications, Inc., 6.25%, 03/15/11                  1,952
     1,700      Telefonica Europe BV (Netherlands), 7.75%,
                 09/15/10                                                  1,759
     2,000      Verizon Global Funding Corp., #, 7.75%, 12/01/30           2,086
     5,700      Vodafone Group PLC (United Kingdom), 7.75%,
                 02/15/10                                                  6,059
                                                                        ----------
                                                                          23,747
                Transportation -- 0.3%
     1,700      Norfolk Southern Corp., 7.25%, 02/15/31                    1,588
                -------------------------------------------------------------------
                Total Corporate Notes & Bonds                            149,008
                (Cost $147,125)
-----------------------------------------------------------------------------------
                Residential Mortgage Backed Securities -- 15.9%
                -----------------------------------------------
                Collateralized Mortgage Obligations -- 2.1%
     5,225      Federal Home Loan Mortgage Corp., Ser. 2155,
                 Class PC, 6.00%, 11/15/17 +                               5,280
     4,200      Federal National Mortgage Association,
                 Ser. 1999 17, Class PC, 6.00%, 12/25/22 +                 4,216
                                                                        ----------
                                                                           9,496
                Mortgage Backed Pass-Through Securities-- 13.8%
       955      Federal Home Loan Mortgage Corp., Gold Pool
                 C17245, 7.00%, 11/01/28 +                                   964
                Federal National Mortgage Association,
       340       Pool 250625, 6.00%, 05/01/16                                329
       799       Pool 442508, 6.00%, 09/01/13 +                              793
     7,536       Pool 504076, 6.50%, 06/01/29                              7,463
         8       Pool 529276, 7.50%, 07/01/30                                  8
     1,667       Pool 547200, 7.50%, 08/01/15                              1,718
     4,970       Pool 552565, 7.00%, 10/01/30                              5,009
     8,454       Pool 557467, 7.00%, 11/01/30                              8,520
     4,825       Pool 568693, 6.50%, 02/01/31                              4,772
     9,640       Pool 570848, 6.50%, 02/01/31                              9,536
     9,717       Pool 570849, 6.50%, 02/01/31                              9,612
     1,745       Pool 570853, 6.50%, 02/01/31                              1,726
     6,382       Pool 570991, 7.00%, 02/01/31                              6,432
     4,037       Pool 571699, 6.50%, 02/01/31                              3,993
       340       TBA, 6.00%, 05/15/16                                        337
       340       TBA, 6.00%, 06/15/16                                        336
     1,246      Government National Mortgage Association,
                 Pool 486598, 6.50%, 10/15/28 +                            1,236
                                                                        ----------
                                                                          62,784
              ---------------------------------------------------------------------
                Total Residential Mortgage Backed Securities              72,280
                (Cost $71,949)
              ---------------------------------------------------------------------


                       See notes to financial statements.

                                                           JPMorgan BOND FUND II
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)


   Principal
    Amount
     (USD)      Issuer                                                     Value
--------------------------------------------------------------------------------
Long-Term Investments -- Continued
--------------------------------------------------------------------------------
      Commercial Mortgage Backed Securities -- 1.7%
      ---------------------------------------------
$    3,153      Bear Stearns Commercial Mortgage Securities,
                 Ser. 2000-WF2, Class A1, 7.11%, 09/15/09                $ 3,289
                Credit Suisse First Boston Mortgage Securities Corp.,
       322       Ser. 1997-SPCE, Class A, #, 6.65%, 06/20/03 +               327
     3,055       Ser. 2001-CF2, Class A4, 6.51%, 02/01/34                  3,055
     1,122      LB-UBS Commercial Mortgage Trust, Ser. 2000-C4,
                 Class A1, 7.18%, 09/15/19 +                               1,176
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities                7,847
                (Cost $7,677)
                ----------------------------------------------------------------
                Asset Backed Securities -- 2.3%
                -------------------------------
     4,750      American Express Credit Account Master Trust,
                 Ser. 1997-1, Class A, 6.40%, 04/15/05 +                   4,849
     1,700      Citibank Credit Card Master Trust I, Ser. 1997-2,
                 Class A, 6.55%, 02/15/04 +                                1,723
     4,000      Standard Credit Card Trust, Ser. 93, 5.95%,
                 10/07/04 +                                                4,062
                ----------------------------------------------------------------
                Total Asset Backed Securities                             10,634
                (Cost $10,493)
---------------------------------------------------------------------------------
                Total Long-Term Investments                              430,493
                (Cost $426,680)
      Short-Term Investment -- 4.8%
---------------------------------------------------------------------------------
                U.S. Government Agency Security -- 4.8%
                ---------------------------------------
    22,069      Federal Home Loan Bank, DN, 4.50%, 05/01/01               22,069
                (Cost $22,069)
---------------------------------------------------------------------------------
                Total Investments -- 99.3%                              $452,562
                (Cost $448,749)
---------------------------------------------------------------------------------

                                                  Original   Notional
Number of                             Expiration  Notional   Value at    Unrealized
Contracts    Description                 Date       Value     4/30/01   Depreciation
---------------------------------------------------------------------------------
             Long Futures Outstanding
             ------------------------
      267    5 Year Treasury Notes    June, 2001   $28,205   $27,801       ($404)


                       See notes to financial statements.

JPMorgan BOND FUND II
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
---------------------------------------------------------------------------------
      Long-Term Investments -- 94.6%
---------------------------------------------------------------------------------
                U.S. Treasury Securities -- 33.2%
                ---------------------------------
                U.S. Treasury Notes & Bonds,
   $26,700       4.75%, 01/31/03                                      $   26,896
     1,700       4.75%, 02/15/04                                           1,707
     8,100       5.00%, 02/15/11                                           7,895
   113,900       5.75%, 11/15/05                                         117,852
    12,700       5.75%, 08/15/10                                          13,023
    13,300       6.00%, 08/15/09                                          13,867
       580       6.13%, 08/15/29                                             598
    14,715       6.25%, 05/15/30                                          15,510
     2,700       6.50%, 10/15/06                                           2,886
    22,900       8.13%, 08/15/19                                          28,586
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                           228,820
                (Cost $231,426)
                ----------------------------------------------------------------
                U.S. Government Agency Securities -- 6.7%
                -----------------------------------------
                Federal Home Loan Bank,
     9,650       7.25%, 05/13/05                                          10,341
    16,600       7.63%, 05/15/07                                          18,291
                Federal National Mortgage Association,
    16,760       6.63%, 11/15/30                                          16,983
       500       7.25%, 01/15/10                                             542
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                   46,157
                (Cost $45,149)
                ----------------------------------------------------------------

                Foreign Government Securities -- 3.7%
                -------------------------------------
     2,120      Bancomext Trust Division (Mexico), 11.25%, 05/30/06        2,377
     8,072      Korea Development Bank (South Korea), 6.50%, 11/15/02      8,158
     9,150      Quebec Province (Canada), 7.50%, 09/15/29                  9,753
     4,960      United Mexican States (Mexico), 9.88%, 02/01/10            5,339
                ----------------------------------------------------------------
                Total Foreign Government Securities                       25,627
                (Cost $24,480)
                ----------------------------------------------------------------

                Corporate Notes & Bonds -- 37.0%
                --------------------------------
                Automotive -- 3.1%
    10,680      Ford Motor Credit Co., 7.38%, 02/01/11                    10,962
     6,700      General Motors Acceptance Corp., 7.50%, 07/15/05           6,972
     3,650      General Motors Corp., 7.20%, 01/15/11                      3,706
                                                                     ------------
                                                                          21,640

                Banking -- 7.2%
     8,700      Bank of America Corp., 7.80%, 02/15/10                     9,259
    14,130      Bank One Corp., 6.50%, 02/01/06                           14,336
     5,950      Capital One Bank, 6.88%, 02/01/06                          5,813
     7,415      Manufacturers & Traders Trust Co., 8.00%, 10/01/10         7,849
     8,160      MBNA America Bank, N.A., 7.75%, 09/15/05                   8,405
     4,400      Wells Fargo Bank, N.A., 6.45%, 02/01/11                    4,367
                                                                     ------------
                                                                          50,029

                Broadcasting/Cable -- 1.7%
     7,130      Comcast Cable communications, Inc., 6.75%, 01/30/11        7,037
     4,945      COX Communications, Inc., 6.75%, 03/15/11                  4,832
                                                                     ------------
                                                                          11,869


                       See notes to financial statements.

                                                           JPMorgan BOND FUND II
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)


   Principal
    Amount
     (USD)      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Chemicals -- 1.1%
   $ 7,650      Union Carbide Corp., 6.70%, 04/01/09                    $  7,680

                Financial Services -- 3.6%
     7,000      Citigroup, Inc., 6.50%, 01/18/11                           6,957
    10,125      Household Finance Corp., 8.00%, 05/09/05                  10,860
     7,385      Morgan Stanley Dean Witter, 6.10%, 04/15/06                7,342
                                                                       ----------
                                                                          25,159
                Food/Beverage Products -- 1.0%
     3,515      Kellogg Co., #, 6.60%, 04/01/11                            3,405
     3,515      Safeway, Inc., 6.50%, 03/01/11                             3,407
                                                                       ----------
                                                                           6,812
                Insurance -- 2.7%
    11,170      Conseco, Inc., 8.50%, 10/15/02                            10,947
     6,900      GE Global Insurance Holding Corp., 7.75%, 06/15/30         7,439
                                                                       ----------
                                                                          18,386
                Multi-Media -- 1.4%
     6,350      Clear Channel Communications, Inc., 7.88%, 06/15/05        6,686
     2,600      Time Warner Entertainment Co. LP, 8.38%, 03/15/23          2,781
                                                                       ----------
                                                                           9,467
                Oil & Gas -- 5.1%
       525      Dynegy Holdings, Inc., 6.88%, 04/01/11                       512
     8,440      PEMEX Finance Limited (Cayman Islands), 9.14%,
                 08/15/04                                                  8,817
     8,900      Repsol International Finance BV (Netherlands), 7.45%,
                 07/15/05                                                  9,308
     1,500      Transocean Sedco Forex, Inc., #, 7.50%, 04/15/31           1,475
                Valero Energy Corp.,
     7,125       8.38%, 06/15/05                                           7,643
     6,700       8.75%, 06/15/30                                           7,589
                                                                       ----------
                                                                          35,344
                Pipelines -- 2.5%
     6,650      Duke Energy Field Services LLC, 7.88%, 08/16/10            7,025
     5,680      El Paso Energy Corp., 6.75%, 05/15/09                      5,589
     2,475      Kinder Morgan Energy Partners LP, 6.75%, 03/15/11          2,446
     2,015      Williams Companies, Inc., #, 7.50%, 01/15/31               1,906
                                                                       ----------
                                                                          16,966
                Retailing -- 1.4%
     2,325      Federated Department Stores, 6.63%, 04/01/11               2,209
     7,130      Target Corp., 7.50%, 08/15/10                              7,551
                                                                       ----------
                                                                           9,760

                Telecommunications -- 4.7%
     1,132      AT&T Corp., 7.13%, 02/15/28                                1,031
     6,900      Qwest Capital Funding, Inc., #, 7.75%, 02/15/31            6,880
     3,500      Sprint Capital Corp., 7.63%, 01/30/11                      3,485
     6,675      U.S. West Capital Funding, Inc., 6.25%, 07/15/05           6,631
     6,950      Verizon Global Funding Corp., #, 7.75%, 12/01/30           7,250
     6,800      Vodafone Group PLC (United Kingdom), 7.75%,
                 02/15/10                                                  7,228
                                                                       ----------
                                                                          32,505
                Transportation -- 0.4%
     2,710      Norfolk Southern Corp., 7.25%, 02/15/31                    2,532


                       See notes to financial statements.

JPMorgan BOND FUND II
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Utilities -- 1.1%
   $ 7,250      Cilcorp, Inc., 8.70%, 10/15/09                           $ 7,628
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                            255,777
                (Cost $252,052)
                ----------------------------------------------------------------

                Residential Mortgage Backed Securities -- 6.3%
                ----------------------------------------------
                Mortgage Backed Pass-Through Securities -- 6.3%
                Federal National Mortgage Association,
        79       Pool 251698, 7.00%, 05/01/28                                 80
    13,884       Pool 252093, 6.50%, 11/01/28                             13,758
     2,436       Pool 253036, 7.00%, 02/01/30                              2,455
        34       Pool 253182, 7.00%, 03/01/30                                 34
    24,277       Pool 323633, 7.00%, 03/01/29                             24,488
         2       Pool 490445, 6.00%, 03/01/29                                  2
       349       Pool 494272, 6.50%, 04/01/29                                346
         4       Pool 503599, 6.50%, 06/01/29                                  4
        43       Pool 509707, 7.00%, 09/01/29                                 44
         6       Pool 523193, 7.50%, 11/01/29                                  6
     1,580       Pool 532151, 7.00%, 02/01/30                              1,593
       457       Pool 534061, 7.00%, 03/01/30                                461
        99       Pool 546407, 7.00%, 07/01/30                                100
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities              43,371
                (Cost $43,263)
                ----------------------------------------------------------------

                Commercial Mortgage Backed Securities -- 3.1%
                ---------------------------------------------
                Bear Stearns Commercial Mortgage Securities,
     9,004       Ser. 2000-WF2, Class A1, 7.11%, 09/15/09                  9,392
     7,500       Ser. 2000-WF2, Class A2, 7.32%, 08/15/10                  7,896
     3,610      LB-UBS Commercial Mortgage Trust, Ser. 2000-C4,
                 Class A1, 7.18%, 09/15/19                                 3,784
                ----------------------------------------------------------------
                Total Commercial Mortgage Backed Securities               21,072
                (Cost $20,173)
                ----------------------------------------------------------------

                Asset Backed Securities -- 4.6%
                ------------------------------
    11,250      Citibank Credit Card Issuance Trust, Ser. 2000-A3,
                 Class A3, 6.88%, 11/15/09                                11,767
     9,900      MBNA Master Credit Card Trust, Ser. 1999-M,
                 Class B, 6.80%, 04/16/07                                 10,274
     9,100      Residential Funding Mortgage Securities II,
                 Ser. 2000-HI1, Class AI4, 7.79%, 01/25/14                 9,485
                ----------------------------------------------------------------
                Total Asset Backed Securities                             31,526
                (Cost $30,227)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              652,350
                (Cost $646,770)
--------------------------------------------------------------------------------


                       See notes to financial statements.

                                                           JPMorgan BOND FUND II
                                            PROTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
--------------------------------------------------------------------------------
      Short-Term Investments -- 4.0%
--------------------------------------------------------------------------------
                Commercial Paper -- 3.2%
                ------------------------
   $22,000      BellSouth Corp., 4.38%, 06/11/01                        $ 21,891
                (Cost $21,891)
                U.S. Treasury Security -- 0.3%
                ------------------------------
     2,200      U.S. Treasury Bill, 5.98%, 06/07/01 @                      2,187
                (Cost $2,187)
                U.S. Government Agency Security -- 0.5%
                ---------------------------------------
     3,408      Federal Home Loan Bank, DN, 4.50%, 05/01/01                3,408
                (Cost $3,408)
                ----------------------------------------------------------------
                Total Short-Term Investments                              27,486
                (Cost $27,486)
--------------------------------------------------------------------------------
                Total Investments -- 98.6%                               $679,836
                (Cost $674,256)
--------------------------------------------------------------------------------

                                                  Original   Notional
Number of                             Expiration  Notional   Value at    Unrealized
Contracts    Description                 Date       Value     4/30/01   Depreciation
-------------------------------------------------------------------------------------
             Long Futures Outstanding
             ------------------------
       72    U.S. Treasury Bonds      June, 2001    $7,551    $7,233       ($318)
       48    5 Year Treasury Notes    June, 2001     5,082     4,998         (84)


                       See notes to financial statements.

JPMorgan SHORT-TERM BOND FUND II
PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
---------------------------------------------------------------------------------
      Long-Term Investments -- 73.9%
---------------------------------------------------------------------------------
                U.S. Treasury Securities -- 7.4%
                --------------------------------
                U.S. Treasury Notes & Bonds,
    $5,000       5.38%, 06/30/03                                          $5,102
     4,700       5.75%, 08/15/03                                           4,835
     1,000       5.88%, 11/15/04                                           1,036
     6,000       6.25%, 02/15/03                                           6,194
                ----------------------------------------------------------------
                Total U.S. Treasury Securities                            17,167
                (Cost $17,013)
                ----------------------------------------------------------------
                U.S. Government Agency Securities -- 25.2%
                ------------------------------------------
     1,330      Federal Farm Credit Bank, MTN, 6.90%, 05/01/02             1,361
     6,100      Federal Home Loan Bank, 6.38%, 11/14/03                    6,310
                Federal Home Loan Mortgage Corp.,
     2,000       5.25%, 01/15/06                                           1,985
     5,150       7.38%, 05/15/03                                           5,414
                Federal National Mortgage Association,
     2,500       5.13%, 02/13/04                                           2,511
    39,250       5.75%, 04/15/03                                          40,035
     1,000       6.50%, 08/15/04                                           1,043
                ----------------------------------------------------------------
                Total U.S. Government Agency Securities                   58,659
                (Cost $58,267)
                ----------------------------------------------------------------
                Corporate Notes & Bonds -- 20.2%
                --------------------------------
                Automotive -- 1.6%
     2,050      Ford Motor Credit Co., 7.25%, 01/15/03                     2,114
     1,500      Paccar Financial Corp., MTN, 6.79%, 08/15/02               1,538
                                                                       ----------
                                                                           3,652
                Banking -- 3.0%
     2,000      Bank of America Corp., 8.38%, 03/15/02                     2,057
     2,000      Bank of New York Co., Inc., 7.63%, 07/15/02                2,065
     2,150      Bank One Corp., FRN, 4.53%, 04/24/03                       2,149
       700      Norwest Corp., MTN, 5.75%, 02/01/03                          708
                                                                       ----------
                                                                           6,979
                Consumer Products -- 0.9%
     2,100      Colgate-Palmolive Co., MTN, 5.27%, 12/01/03                2,087

                Diversified -- 1.0%
     2,250      General Electric Capital Corp., MTN, 6.75%, 09/11/03       2,335

                Financial Services -- 6.9%
                CIT Group, Inc.,
     1,500       MTN, 6.50%, 06/14/02                                      1,519
     1,500       MTN, FRN, 5.26%, 04/07/03                                 1,500
     1,500      Goldman Sachs Group LP, #, 6.60%, 07/15/02                 1,523
     2,250      Household Finance Corp., MTN, FRN, 6.13%,
                 07/15/12                                                  2,277
     2,055      International Lease Finance Corp., MTN, 8.16%,
                 02/14/02                                                  2,112
                Merrill Lynch & Co., Inc.,
     1,500       MTN, 6.80%, 11/03/03                                      1,550
     1,800       MTN, FRN, 4.98%, 04/07/03                                 1,800


                       See notes to financial statements.

JPMorgan SHORT-TERM BOND FUND II
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Financial Services -- Continued
    $3,700      Morgan Stanley Dean Witter & Co.,
                 MTN, FRN, 5.23%, 04/07/03                              $  3,701
                                                                     -----------
                                                                          15,982

                Insurance -- 1.0%
     2,250      American General Finance Corp., 5.90%, 01/15/03            2,281

                Machinery & Engineering Equipment -- 0.7%
     1,700      Caterpillar Financial Services Corp., MTN, 6.50%,
                 10/15/02                                                  1,737

                Oil & Gas -- 0.7%
     1,500      Texaco Capital, Inc., 8.50%, 02/15/03                      1,591

                Pipelines -- 0.6%
     1,500      EL Paso Energy Corp., Ser. B, 6.63%, 07/15/01              1,507

                Retailing -- 0.7%
     1,500      Dayton-Hudson Corp., 6.40%, 02/15/03                       1,535

                Telecommunications -- 2.1%
     1,800      BellSouth Telecommunications, Inc., 6.50%, 06/15/05        1,835
     1,500      GTE South, Inc., Ser. B, 7.25%, 08/01/02                   1,540
     1,500      Qwest Capital Funding, Inc., 6.13%, 07/15/02               1,510
                                                                     -----------
                                                                           4,885

                Utilities -- 1.0%
     1,500      Hydro-Quebec (Canada), 7.38%, 02/01/03                     1,560
       800      TXU Eastern Funding (United Kingdom), 6.15%,
                 05/15/02                                                    806
                                                                     -----------
                                                                           2,366
                ----------------------------------------------------------------
                Total Corporate Notes & Bonds                             46,937
                (Cost $46,132)
                ----------------------------------------------------------------
                Residential Mortgage Backed Securities -- 2.1%
                ----------------------------------------------
                Collateralized Mortgage Obligations -- 0.8%
     1,035      Federal Home Loan Mortgage Corp., Ser. 2196,
                 Class MA, 7.00%, 11/15/06                                 1,046
       701      Federal National Mortgage Association,
                 Ser. 1993 250, Class A, 6.15%, 09/25/16                     702
                                                                     -----------
                                                                           1,748
                Mortgage Backed Pass-Through Securities -- 1.3%
                Federal National Mortgage Association,
        74       Pool 190806, 6.00%, 05/01/01                                 74
     1,545       TBA, 6.00%, 06/15/16                                      1,528
                Government National Mortgage Association,
       784       Pool 526096, 8.50%, 09/15/30                                818
       775       Pool 531310, 8.50%, 08/15/30                                808
                                                                     -----------
                                                                           3,228
                ----------------------------------------------------------------
                Total Residential Mortgage Backed Securities               4,976
                (Cost $4,937)
                ----------------------------------------------------------------
                Commercial Mortgage Backed Securities -- 0.0%
                ---------------------------------------------
        99      Credit Suisse First Boston Mortgage Securities Corp.,
                 Ser. 1997-SPCE, Class A, #, 6.65%, 06/20/03 +               100


                       See notes to financial statements.

JPMorgan SHORT-TERM BOND FUND II
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
--------------------------------------------------------------------------------
      Long-Term Investments -- Continued
--------------------------------------------------------------------------------
                Asset Backed Securities -- 19.0%
                --------------------------------
    $1,900      American Express Master Trust, Ser. 1998-1 , Class A,
                 5.90%, 04/15/04                                         $ 1,929
     4,500      Capital Auto Receivables Asset Trust, Ser. 1999-1,
                 Class A3, 5.68%, 08/15/04                                 4,521
     2,000      Carco Auto Loan Master Trust, Ser. 1999-4, Class A,
                 6.43%, 11/15/04                                           2,048
     2,000      Connecticut RRB Special Purpose Trust CL&P, Ser. 2001-1,
                 Class A1, 4.87%, 03/30/05                                 1,994
       270      Daimler Chrysler Auto Trust, Ser. 2000-C, Class A4,
                 6.85%, 11/06/05                                             280
     2,100      Dayton Hudson Credit Card Master Trust, Ser. 1997-1,
                 Class A, 6.25%, 08/25/05                                  2,139
     2,430      Discover Card Master Trust I, Ser. 1998-6, Class A,
                 5.85%, 01/17/06                                           2,462
     2,207      First USA Credit Card Master Trust, Ser. 1998-9,
                 Class A, 5.28%, 9/18/06                                   2,208
                Ford Credit Auto Owner Trust,
     1,000       Ser. 1999-D, Class A4, 6.40%, 10/15/02                    1,007
     1,500       Ser. 2000-B, Class A5, 7.07%, 04/15/04                    1,550
     1,500      GE Capital Mortgage Services, Inc., Ser. 1999-HE3,
                 Class A2, 7.00%, 09/25/13 +                               1,508
     6,000      Honda Auto Lease Trust, Ser. 1999-A, Class A4,
                 6.45%, 09/16/02                                           6,038
     2,000      MBNA Master Credit Card Trust, Ser. 1999-I, Class A,
                 6.40%, 01/18/05                                           2,042
     2,000      MMCA Automobile Trust, Ser. 2000-2, Class A2,
                 6.72%, 07/15/03                                           2,020
     1,500      Nationsbank Credit Card Master Trust, Ser. 1993-2,
                 Class A, 6.00%, 12/15/05                                  1,528
       350      PP&L Transition Bond Company LLC, Ser. 1999-1,
                 Class A4, 6.72%, 12/26/05                                   361
     5,500      Prime Credit Card Master Trust, Ser. 2000-1, Class A,
                 6.70%, 10/15/09                                           5,690
     1,100      Residential Asset Securities Corp., Ser. 1999-KS2,
                 Class AI4, 6.80%, 10/25/23                                1,123
     1,700      Standard Credit Card Trust, Ser. 93, 5.95%, 10/07/04       1,727
     2,000      Travelers Bank Credit Card Master Trust, Ser. 1998-1,
                 Class A, 6.00%, 01/15/05                                  2,042
                ----------------------------------------------------------------
                Total Asset Backed Securities                             44,217
                (Cost $43,672)
--------------------------------------------------------------------------------
                Total Long-Term Investments                              172,056
                (Cost $170,120)
--------------------------------------------------------------------------------


                       See notes to financial statements.

                                                JPMorgan SHORT-TERM BOND FUND II
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
--------------------------------------------------------------------------------
      Short-Term Investments -- 21.0%
--------------------------------------------------------------------------------
                Commercial Paper -- 5.7%
   $ 3,250      Alpine Securitization Corp., 5.02%, 05/17/01             $ 3,243
     5,000      American Express Credit Corp., 4.96%, 05/16/01             4,990
     5,000      General Electric Capital Corp., 4.95%, 05/16/01            4,989
                -----------------------------------------------------------------
                Total Commercial Paper                                    13,222
                (Cost $13,222)
                -----------------------------------------------------------------
                U.S. Treasury Security -- 0.4%
                -----------------------------
     1,000      U.S. Treasury Bill, 3.94%, 02/28/02 @                        968
                (Cost $968)
                U.S. Government Agency Security -- 14.9%
                ---------------------------------------
    34,717      Federal Home Loan Bank, DN, 4.50%, 05/01/01               34,717
                (Cost $34,717)
                -----------------------------------------------------------------
                Total Short-Term Investments                              48,907
                (Cost $48,907)
---------------------------------------------------------------------------------
                Total Investments -- 94.9%                              $220,963
                (Cost $219,027)
---------------------------------------------------------------------------------

                                                  Original   Notional
Number of                             Expiration  Notional   Value at    Unrealized
Contracts    Description                 Date       Value     4/30/01   Depreciation
------------------------------------------------------------------------------------
             Long Futures Outstanding
             ------------------------
      257    2 Year Treasury Notes    June, 2001   $52,924   $52,813       ($111)
      118    5 Year Treasury Notes    June, 2001    12,318    12,287         (31)


                       See notes to financial statements.

          JPMorgan STRATEGIC INCOME FUND
          PORTFOLIO OF INVESTMENTS

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
-----------------------------------------------------------------------------------------
      Long-Term Investments -- 87.4%
-----------------------------------------------------------------------------------------
                U.S. Treasury Securities -- 11.8%
                ---------------------------------
                U.S. Treasury Notes & Bonds,
    $1,350       5.00%, 02/15/11                                          $1,316
       560       5.63%, 11/30/02                                             571
       500       5.88%, 11/15/05                                             520
       530       6.25%, 05/15/30                                             559
        50       6.50%, 08/15/05                                              53
-----------------------------------------------------------------------------------------
                Total U.S. Treasury Securities                             3,019
                (Cost $3,074)
-----------------------------------------------------------------------------------------

                U.S. Government Agency Securities -- 4.4%
                -----------------------------------------
                Federal National Mortgage Association,
       250       6.63%, 11/15/30 +                                           253
       200       7.25%, 01/15/10 +                                           217
       300      Inter-American Development Bank, 7.38%, 01/15/10             328
       300      International Bank for Reconstruction &
                 Development, 7.00%, 01/27/05                                319
-----------------------------------------------------------------------------------------
                Total U.S. Government Agency Securities                    1,117
                (Cost $1,090)
-----------------------------------------------------------------------------------------

                Foreign Government Securities -- 25.1%
                --------------------------------------
                Federal Republic of Brazil (Brazil),
       250       11.00%, 08/17/40                                            189
       100       11.63%, 04/15/04                                            102
       200       12.25%, 03/06/30                                            174
        50       12.75%, 01/15/20                                             46
       150       14.50%, 10/15/09                                            160
      185        C Bonds, 8.00%, 04/15/14                                    140
       250       FRN, 5.44%, 04/15/24                                        181
       141       FRN, 5.50%, 04/15/09                                        116
       200       FRN, 5.50%, 04/15/12                                        142
       500      Federal Republic of Germany (Germany), 5.00%,
                 08/19/05                                                    447
       200      Manitoba Province (Canada), 7.50%, 02/22/10                  218
                National Republic of Bulgaria (Bulgaria),
       125       FRN, 3.00%, 07/28/12                                         95
       100       FRN, 6.31%, 07/28/11                                         74
       100       Ser. A, FRN, 6.31%, 07/28/24                                 74
       500      Netherlands Government Bond (Netherlands),
                 5.50%, 07/15/10                                             453
       300      Province of Ontario (Canada), 7.00%, 08/04/05 +              316
         6      Republic of Argentina (Argentina), Ser. L, FRN,
                 5.56%, 03/31/05                                               5
                Republic of Colombia (Colombia),
       100       8.63%, 04/01/08                                              88
       150       9.75%, 04/23/09                                             136
       150       11.75%, 02/25/20                                            136
                Republic of Ecuador (Ecuador),
        14       12.00%, 11/15/12                                              9
       150       SUB, 4.00%, 08/15/01                                         58
       150      Republic of Korea (South Korea), 8.88%, 04/15/08             164
       150      Republic of Panama (Panama), 10.75%, 05/15/20                154

                       See notes to financial statements.

                                       JPMorgan STRATEGIC INCOME FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
-----------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
                Republic of Peru (Peru),
      $200       FRN, 3.75%, 03/07/17                                    $   104
       100       FRN, 4.50%, 03/07/17                                         61
       250      Republic of Philippines (Philippines), 9.88%, 01/15/19       202
       150      Republic of Poland (Poland), SUB, 6.00%, 10/27/02            147
       150      Republic of Turkey (Turkey), 12.38%, 06/15/09                134
                Republic of Venezuela (Venezuela),
       125       13.63%, 08/15/18                                            123
       167       Ser. DL, FRN, 7.37%, 12/18/07                               141
                Russian Federation (Russia),
       503       2.25%, 03/31/30                                             210
        59       8.25%, 03/31/10                                              40
       140       8.75%, 07/24/05                                             117
       250       10.00%, 06/26/07                                            199
       150       12.75%, 06/24/28                                            134
       150       SUB, 5.00%, 03/31/07                                         62
       100      State of Qatar (Qatar), 9.50%, 05/21/09                      112
                United Mexican States (Mexico),
       500       6.25%, 12/31/19                                             436
       200       8.50%, 02/01/06                                             205
       150       9.88%, 02/01/10                                             161
       150       11.38%, 09/15/16                                            176
-----------------------------------------------------------------------------------------
                Total Foreign Government Securities                        6,441
                (Cost $6,659)
-----------------------------------------------------------------------------------------

                Corporate Notes & Bonds -- 39.0%
                --------------------------------
                Advertising -- 0.2%
        50      Advanstar Communications, Inc., #, 12.00%, 02/15/11           51

                Aerospace -- 0.4%
       100      BE Aerospace, Inc., 9.50%, 11/01/08                          103

                Apparel -- 0.3%
       130      J. Crew Group, Ser. B, SUB, 0.00%, 10/15/02                   72

                Automotive -- 1.3%
       200      Ford Motor Credit Co., 7.38%, 02/01/11                       205
        50      General Motors Corp., 7.20%, 01/15/11                         51
        75      Lear Corp., 7.96%, 05/15/05                                   75
                                                                       ---------
                                                                             331

                Banking -- 1.7%
       200      Bank One Corp., 6.50%, 02/01/06                              203
       150      Capital One Bank, 6.88%, 02/01/06                            147
       100      Wells Fargo Bank, N.A., 6.45%, 02/01/11                       99
                                                                       ---------
                                                                             449

                Biotechnology -- 0.5%
       125      Bio-Rad Laboratories, 11.63%, 02/15/07                       135

                Broadcasting/Cable -- 0.4%
        65      COX Communications, Inc., 6.75%, 03/15/11                     64
        20      TCI Communications, Inc., 7.88%, 02/15/26                     20
        25      USA Networks, Inc., 6.75%, 11/15/05 +                         25
                                                                       ---------
                                                                             109

                       See notes to financial statements.

         JPMorgan STRATEGIC INCOME FUND
         PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
-----------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
                Chemicals -- 0.9%
      $ 10      Lyondell Chemical Co., 9.63%, 05/01/07                      $ 10
        25      PMD Group, Inc. #, 11.00%, 02/28/11                           26
       100      The Scotts Company, 8.63%, 01/15/09                          102
       100      Union Carbide Corp., 6.70%, 04/01/09                         100
                                                                       ---------
                                                                             238

                Computers/Computer Hardware -- 0.8%
       200      Hewlett-Packard Co., 7.15%, 06/15/05                         205

                Consumer Products -- 1.0%
       315      Drypers Corp., Ser. B, ^, 0.00%, 06/15/07~                    18
        25      Elizabeth Arden, Inc., 11.75%, 02/01/11                       26
       200      Procter & Gamble Co., 6.60%, 12/15/04 +                      208
                                                                       ---------
                                                                             252

                Diversified -- 1.6%
       200      General Electric Capital Corp., 5.35%, 03/30/06              197
       200      Textron, Inc., 6.38%, 07/15/04 +                             202
                                                                       ---------
                                                                             399

                Electronics/Electrical Equipment -- 0.7%
        50      Celestica International, Inc., (Canada), 10.50%,
                 12/31/06                                                     52
        90      Fisher Scientific International, 9.00%, 02/01/08              90
        50      Flextronics International LTD, (Singapore), 9.88%,
                 07/01/10                                                     50
                                                                       ---------
                                                                             192

                Entertainment/Leisure -- 2.6%
        75      Anchor Gaming, 9.88%, 10/15/08                                80
       100      Harrah's Operating Co., Inc., 7.88%, 12/15/05                101
        30      Hollywood Casino Shreveport/Shreveport Capital
                 Corp., 13.00%, 08/01/06                                      33
       100      International Game Technology, 8.38%, 05/15/09               102
        50      Mandalay Resort Group, Ser. B, 10.25%, 08/01/07               53
        90      MGM Mirage, 9.75%, 06/01/07                                   96
        75      Mohegan Tribal Gaming Authority, 8.13%, 01/01/06              77
       125      Park Place Entertainment Corp., 9.38%, 02/15/07              130
                                                                       ---------
                                                                             672

                Environmental Services -- 1.5%
       175      Allied Waste North America, 10.00%, 08/01/09                 180
       110      Safety-Kleen Services, Inc., ^, 0.00%, 06/01/08~               1
        50      Stericycle, Inc., Ser. B, 12.38%, 11/15/09                    55
       155      Waste Management, Inc., 7.00%, 10/01/04                      156
                                                                       ---------
                                                                             392

                Financial Services -- 3.7%
        50      Alamosa Delaware, Inc., #, 12.50%, 02/01/11                   49
       184      American Expres Credit Corp., 4.48%, 05/02/01                184
       200      Citigroup, Inc., 6.50%, 01/18/11                             199
       155      FleetBoston Financial Corp., 7.25%, 09/15/05 +               163
       150      Lehman Brothers Holdings, Inc., 8.25%, 06/15/07              162
       200      National Rural Utilities Cooperative Finance Corp.,
                 7.38%, 02/10/03 +                                           206
                                                                       ---------
                                                                             963

                     See notes to financial statements.

                                       JPMorgan STRATEGIC INCOME FUND
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)

   Principal
    Amount
     (USD)      Issuer                                                     Value
-----------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
-----------------------------------------------------------------------------------------
                Food/Beverage Products -- 0.6%
      $ 75      Agrilink Foods, Inc., 11.88%, 11/01/08                      $ 63
       100      Archibald Candy Corp., 10.25%, 07/01/04                       53
        40      Kellogg Co., #, 6.60%, 04/01/11                               39
                                                                       ---------
                                                                             155

                Health Care/Health Care Services -- 2.6%
        50      Abbey Healthcare Group, Inc., 9.50%, 11/01/02                 50
       150      Beckman Coulter, Inc., 7.10%, 03/04/03                       150
        75      Concentra Operating Corp., 13.00%, 08/15/09                   78
        95      Fresenius Medical Care Capital Trust I, 9.00%,
                 12/01/06                                                     95
       100      HCA - The Healthcare Company, 8.75%, 09/01/10
                Healthsouth Corp.,                                           107
        85       7.00%, 06/15/08                                              79
        40       #, 8.50%, 02/01/08                                           41
        50      IASIS Healthcare Corp., 13.00%, 10/15/09                      54
        15      Triad Hospitals Holdings, Inc., Ser. B, 11.00%,
                 05/15/09                                                     17
                                                                       ---------
                                                                             671

                Hotels/Other Lodging -- 0.2%
        50      Extended Stay America, Inc., 9.15%, 03/15/08                  48

                Insurance -- 0.4%
       100      Conseco, Inc., 8.50%, 10/15/02 +                              98

                Internet Services/Software -- 0.1%
       135      Rhythms NetConnections, Inc., 12.75%, 04/15/09                15

                Manufacturing -- 0.5%
        40      GenTek, Inc., 11.00%, 08/01/09                                40
       100      Tekni-Plex, Inc., 12.75%, 06/15/10                            82
        20      Transdigm, Inc., 10.38%, 12/01/08                             19
                                                                       ---------
                                                                             141

                Metals/Mining -- 0.2%
        40      AK Steel Corp., 9.13%, 12/15/06                               41

                Multi-Media -- 2.5%
        85      Allbritton Communications Co., 8.88%, 02/01/08                86
       120      British SKY Broadcasting PLC (United Kingdom),
                 6.88%, 02/23/09                                             110
                Charter Communications Holdings LLC/Charter
                Communications Holdings Capital Corp.,
        85       8.63%, 04/01/09                                              82
        75       10.75%, 10/01/09                                             81
       125      K-III Communications Corp., 8.50%, 02/01/06                  124
        50      Time Warner Entertainment Co. LP, 8.38%, 03/15/23             53
       100      Time Warner Telecom, Inc., 9.75%, 07/15/08                    98
                                                                       ---------
                                                                             634

                Oil & Gas -- 2.0%
        50      Amerada Hess Corp., 7.88%, 10/01/29                           52
        30      Dynegy Holdings, Inc., 6.88%, 04/01/11                        29
       150      Newpark Resources, Inc., Ser. B, 8.63%, 12/15/07             149
        75      Ocean Energy, Inc., 8.63%, 08/01/05                           77
        20      Plains Resources, Inc., 10.25%, 03/15/06                      20

                       See notes to financial statements.

JPMorgan STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)


   Principal
    Amount
     (USD)      Issuer                                                     Value
-------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
-------------------------------------------------------------------------------------
                Oil & Gas -- Continued
      $100      Pogo Producing Co., Ser. B, 8.75%, 05/15/07                $ 102
        50      Pool Energy Services Co., Ser. B, 8.63%, 04/01/08             52
        20      Transocean Sedco Forex, Inc., #, 7.50%, 04/15/31              20
                                                                         ------------
                                                                             501

                Packaging -- 0.5%
       120      Ball Corp., 8.25%, 08/01/08 +                                122

                Paper/Forest Products -- 0.6%
                Buckeye Technologies, Inc.,
        55       8.00%, 10/15/10                                              51
        25       9.25%, 09/15/08                                              25
        75      Tembec Industries, Inc., (Canada), #, 8.50%, 02/01/11         78
                                                                         ------------
                                                                             154

                Pharmaceuticals -- 0.2%
        50      Omnicare, Inc. #, 8.13%, 03/15/11                             51

                Pipelines -- 0.8%
       150      Enron Corp., 7.88%, 06/15/03                                 156
        35      Kinder Morgan Energy Partners LP, 6.75%, 03/15/11             35
        25      Williams Companies, Inc., #, 7.50%, 01/15/31                  24
                                                                         ------------
                                                                             215

                Printing & Publishing -- 0.5%
                Hollinger International Publishing,
        90       9.25%, 02/01/06                                              93
        40       9.25%, 03/15/07                                              41
                                                                         ------------
                                                                             134

                Restaurants/Food Services -- 0.1%
        60      NE Restaurant Co., Inc., 10.75%, 07/15/08~                    37

                Retailing -- 0.4%
        21      All Star Gas Corp., 11.00%, 06/30/03~                         14
        35      Federated Department Stores, 6.63%, 04/01/11                  33
        60      Stater Brothers Holdings, 10.75%, 08/15/06                    55
                                                                         ------------
                                                                             102

                Semi-Conductors -- 0.1%
        25      Fairchild Semiconductor International, Inc., #,
                 10.50%, 02/01/09                                             24

                Shipping/Transportation -- 0.3%
        45      Gulfmark Offshore, Inc., 8.75%, 06/01/08                      45
        25      International Shipping Corp., Ser. B, 7.75%,
                 10/15/07                                                     23
                                                                         ------------
                                                                              68
                Telecommunications -- 6.6%
        70      Airgate PCS, Inc., SUB, 0.00%, 10/01/04                       41
        75      American Cellular Corp., #, 9.50%, 10/15/09                   73
       175      American Tower Corp., #, 9.38%, 02/01/09                     173
       180      BellSouth Capital Funding, 7.75%, 02/15/10                   192
        40      British Telecom PLC, (United Kingdom), 8.63%,
                 12/15/30                                                     42
        60      BTI Telecom Corp., 10.50%, 09/15/07~                           9

                  See notes to financial statements.

                                              JPMorgan STRATEGIC INCOME FUND
                                        PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)


   Principal
    Amount
     (USD)      Issuer                                                     Value
-------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
-------------------------------------------------------------------------------------
                Telecommunications -- Continued
                Call-Net Enterprises, Inc. (Canada),
      $ 25       8.00%, 08/15/08                                             $ 7
       130       9.38%, 05/15/09                                              35
       100      Crown Castle International Corp., 10.75%, 08/01/11           107
       175      Echostar Broadband Corp., 10.38%, 10/01/07                   176
       175      Global Crossing Holding LTD, (Bermuda), 9.63%,
                 05/15/08                                                    164
        40      Insight Midwest LP/Insight Capital, Inc., 9.75%,
                 10/01/09                                                     42
       100      McLeodUSA, Inc., 11.38%, 01/01/09                             86
        85      Nextel Communications, Inc., 9.38%, 11/15/09                  70
       170      Qwest Capital Funding, Inc., #, 7.75%, 02/15/31              170
       120      Startec Global Communications Corp., 12.00%,
                 05/15/08                                                     11
        90      TeleCorp PCS, Inc., SUB, 0.00%, 04/15/04                      58
        20      Telefonica Europe BV (Netherlands), 7.75%,
                 09/15/10                                                     21
        50      Tritel PCS, Inc., #, 10.38%, 01/15/11                         47
       100      Triton PCS, Inc., #, 9.38%, 02/01/11                          96
        50      Verizon Global Funding Corp., #, 7.25%, 12/01/10              52
        40      Vodafone Group PLC (United Kingdom), 7.75%,
                 02/15/10                                                     43
                Winstar Communications, Inc.,
        25       ^, 0.00%, 04/15/08~                                           1
        25       ^, 0.00%, 04/15/10~                                           1
       100      World Access, Inc., Ser. B, ^, 0.00%, 01/15/08                 2
                                                                         ------------
                                                                           1,719
                Telecommunications Equipment -- 0.3%
       150      Williams Communications Group, Inc., 10.88%,
                 10/01/09                                                     68
                Transportation -- 0.2%
        50      Norfolk Southern Corp., 7.25%, 02/15/31                       47
                Utilities -- 1.7%
        75      AES Drax Energy LTD (Cayman Islands), #,
                 11.50%, 08/30/10                                             82
        85      Calpine Corp.,
                 7.75%, 04/15/09                                              81
       175       8.50%, 02/15/11                                             174
       100      CMS Energy Corp., 7.50%, 01/15/09                             93
                                                                         ------------
                                                                             430
-------------------------------------------------------------------------------------
                Total Corporate Notes & Bonds                             10,038
                (Cost $10,828)
-------------------------------------------------------------------------------------

                            See notes to financial statements.

JPMorgan STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)


   Principal
    Amount
     (USD)      Issuer                                                     Value
-------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
-------------------------------------------------------------------------------------

                Residential Mortgage Backed Securities -- 5.9%
                ---------------------------------------------
                Mortgage Backed Pass-Through Securities -- 5.9%
                Federal National Mortgage Association,
      $137       Pool 252872, 6.50%, 10/01/29                             $  136
        43       Pool 252977, 7.00%, 01/01/15                                 44
        18       Pool 313720, 7.50%, 09/01/12 +                               18
        35       Pool 323633, 7.00%, 03/01/29 +                               35
        44       Pool 481582, 6.50%, 02/01/29 +                               43
        66       Pool 484753, 6.50%, 03/01/29 +                               65
       103       Pool 488485, 6.00%, 03/01/14 +                              102
       307       Pool 489198, 6.50%, 08/01/29 +                              304
       135       Pool 489248, 7.00%, 08/01/29 +                              136
        87       Pool 493310, 6.00%, 06/01/14 +                               86
        29       Pool 493748, 6.00%, 05/01/14 +                               29
        39       Pool 503097, 6.50%, 06/01/29 +                               39
        90       Pool 503599, 6.50%, 06/01/29 +                               90
       211       Pool 522461, 7.00%, 11/01/29 +                              212
        65       TBA, 6.00%, 06/15/49                                         64
                Government National Mortgage Association,
        57       Pool 472800, 6.50%, 05/15/29 +                               57
        56       Pool 492730, 6.50%, 05/15/29 +                               56
            -------------------------------------------------------------------------
                Total Residential Mortgage Backed Securities               1,516
                (Cost $1,478)
            -------------------------------------------------------------------------

                Commercial Mortgage Backed Securities -- 1.0%
                --------------------------------------------
       194      Bear Stearns Commercial Mortgage Securities,
                 Ser. 2000-WF2, Class A1, 7.11%, 09/15/09 +                  203
        49      LB-UBS Commercial Mortgage Trust, Ser. 2000-C4,
                 Class A1, 7.18%, 09/15/19 +                                  51
            -------------------------------------------------------------------------
                Total Commercial Mortgage Backed Securities                  254
                (Cost $243)
            -------------------------------------------------------------------------
                Asset Backed Securities -- 0.2%
                ------------------------------
        25      American Express Credit Account Master Trust,
                 Ser. 1997-1, Class A, 6.40%, 04/15/05 +                      26
        25      Citibank Credit Card Master Trust I, Ser. 1997-2,
                 Class A, 6.55%, 02/15/04 +                                   25
            -------------------------------------------------------------------------
                Total Asset Backed Securities                                 51
                (Cost $51)
            -------------------------------------------------------------------------


    Shares
                Warrant -- 0.0%
                ---------------
                Telecommunications -- 0.0%
         1      Startec Global Communications Corp., expires 05/15/08          1
                (Cost $0)
            -------------------------------------------------------------------------
                Total Long-Term Investments                               22,437
                (Cost $23,423)
            -------------------------------------------------------------------------

                         See notes to financial statements.

                                               JPMorgan STRATEGIC INCOME FUND
                                         PORTFOLIO OF INVESTMENTS (CONTINUED)

As of April 30, 2001 (unaudited)
(Amounts in Thousands)


   Principal
    Amount
     (USD)      Issuer                                                     Value
-------------------------------------------------------------------------------------
                Short-Term Investments -- 11.0%
-------------------------------------------------------------------------------------
                Commercial Paper -- 6.7%
                ------------------------
    $  420      Caterpillar Financial Services Corp., 4.43%, 05/08/01     $  419
       406      Citicorp, 4.43%, 05/10/01                                    406
       300      General Electric Capital Corp., 4.46%,05/07/01               300
       400      International Lease Financial Corp., 4.91%, 05/02/01         400
       207      Merrill Lynch & Co., Inc., 4.51%, 05/16/01                   207
            -------------------------------------------------------------------------
                Total Commercial Paper                                     1,732
                (Cost $1,732)
            -------------------------------------------------------------------------
                 U.S. Government Agency Security -- 4.3%
                 --------------------------------------
     1,101      Federal Home Loan Bank, DN, 4.50%, 05/01/01                1,101
                (Cost $1,101)
-------------------------------------------------------------------------------------
                Total Short-Term Investments                               2,833
                (Cost $2,833)
-------------------------------------------------------------------------------------
                Total Investments -- 98.4%                               $25,270
                (Cost $26,256)
-------------------------------------------------------------------------------------

                         See notes to financial statements.

JPMorgan STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

Summary of Investments by Country, April 30, 2001

Country                                          % of Investment Securities
---------------------------------------------------------------------------
United States                                                         71.7%
Brazil                                                                 4.9%
Mexico                                                                 3.9%
Russia                                                                 3.0%
Canada                                                                 2.8%
Netherlands                                                            1.9%
Germany                                                                1.8%
Colombia                                                               1.4%
Bulgaria                                                               1.0%
Venezuela                                                              1.0%
Philippines                                                            0.8%
United Kingdom                                                         0.8%
Peru                                                                   0.7%
Bermuda                                                                0.7%
South Korea                                                            0.7%
Panama                                                                 0.6%
Poland                                                                 0.6%
Turkey                                                                 0.4%
Qatar                                                                  0.4%
Ecuador                                                                0.3%
Cayman Islands                                                         0.3%
Singapore                                                              0.2%
Argentina                                                              0.1%
---------------------------------------------------------------------------
   Total                                                             100.0%

INDEX:

~   -- Security is considered illiquid and may be difficult to sell.
#   -- Security may only be sold to qualified institutional buyers.
^   -- Security is currently in default of interest payments.
@   -- All or a portion of this security is segregated for futures contracts.
+   -- All or a portion of this security is segregated for forward foreign currency contracts, TBA, when issued or delayed delivery securities.
DN  -- Discount Note. The rate shown is the effective yield at the time of purchase.
FRN -- Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect as of April 30, 2001.
MTN -- Medium Term Note.
SUB -- Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is the rate in effect as of April 30, 2001.
TBA -- To Be Announced.


                        See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)

(Amounts in Thousands, Except Per Share Amounts)

                                                 U.S. Treasury       Intermediate
                                                    Income               Bond               Bond
                                                     Fund                Fund             Fund II
----------------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value ......       $105,731            $452,562           $679,836
      Cash .................................             29                  --                  2
      Other assets .........................              1                   7                 11
      Receivables:
         Investment securities sold ........             --               6,098              8,665
         Interest ..........................          1,289               6,259             11,976
         Fund shares sold ..................             --                  64                439
         Margin account for
         futures contracts .................             --                  --                 11
         Expense reimbursement
         from Distributor ..................              2                   1                 --
----------------------------------------------------------------------------------------------------
             Total Assets ..................        107,052             464,991            700,940
----------------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         To Custodian ......................             --                  21                 --
         Investment securities purchased ...             --               6,742              7,385
         Fund shares redeemed ..............            257                  --                 --
         Margin account for
         futures contracts .................             37                  25                 --
         Dividends .........................            438               2,045              3,219
      Accrued liabilities:
         Investment advisory fees ..........             13                 113                166
         Administration fees ...............             16                  57                 61
         Shareholder servicing fees ........              9                  94                 81
         Distribution fees .................             10                  --                  3
         Custodian fees ....................              3                  18                 21
         Other .............................             69                 205                252
----------------------------------------------------------------------------------------------------
             Total Liabilities .............            852               9,320             11,188
----------------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital ......................        115,951             458,808            710,196
      Accumulated undistributed/
      (distributions in excess of) net
      investment income ....................           (935)                (89)               113
      Accumulated net realized loss on
      investment and future transactions ...        (10,162)             (6,457)           (25,735)
      Net unrealized appreciation of
      investments and futures
      contracts ............................          1,346               3,409              5,178
----------------------------------------------------------------------------------------------------
             Total Net Assets ..............       $106,200            $455,671           $689,752
----------------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($.001 par value; unlimited number of
    shares authorized):
      Class A Shares .......................          3,862                 233                865
      Class B Shares .......................          1,466                  --                133
      Class I Shares .......................          4,328              45,425             16,688
    Net Asset Value:
      Class A Shares (and
      redemption price) ....................       $  11.00            $   9.98           $  39.00
      Class B Shares* ......................       $  10.98                  --           $  39.01
      Class I Shares (and redemption
      price) ...............................       $  11.00            $   9.98           $  39.00
    Class A Maximum Public
    Offering Price Per Share (net asset
    value per share / 95.5%) ...............       $  11.52            $  10.45           $  40.84
----------------------------------------------------------------------------------------------------
    Cost of investments ....................       $103,952            $448,749           $674,256
----------------------------------------------------------------------------------------------------

 * Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF ASSETS AND LIABILITIES As of April 30, 2001 (unaudited)


(Amounts in Thousands, Except Per Share Amounts)

                                                                Short-Term           Strategic
                                                                   Bond               Income
                                                                  Fund II              Fund
-----------------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value ....................        $220,963            $25,270
      Cash ...............................................              --                 73
      Other assets .......................................               1                 --
      Receivables:
         Investment securities sold ......................              --                 95
         Interest ........................................           1,678                512
         Fund shares sold ................................          12,866                  5
         Open forward currency contracts .................              --                 14
         Expense reimbursement from Distributor ..........              --                 45
-----------------------------------------------------------------------------------------------
             Total Assets ................................         235,508             26,014
-----------------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
         Investment securities purchased .................           1,533                172
         Margin account for futures contracts ............              24                 --
         Dividends .......................................             858                147
      Accrued liabilities:
         Investment advisory fees ........................              35                 --
         Administration fees .............................              19                 --
         Shareholder servicing fees ......................              22                  3
         Distribution fees ...............................              39                 11
         Custodian fees ..................................              30                  2
         Other ...........................................             151                  1
-----------------------------------------------------------------------------------------------
             Total Liabilities ...........................           2,711                336
-----------------------------------------------------------------------------------------------
    NET ASSETS:
      Paid in capital ....................................         232,995             27,868
      Accumulated distributions in excess of net
      investment income ..................................             (47)              (153)
      Accumulated net realized loss on investment,
      futures and foreign exchange transactions ..........          (1,945)            (1,065)
      Net unrealized appreciation (depreciation) of
      investments, futures contracts and foreign exchange
      transactions .......................................           1,794               (972)
-----------------------------------------------------------------------------------------------
             Total Net Assets ............................        $232,797            $25,678
-----------------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding ($.001
    par value; unlimited number of shares authorized):
      Class A Shares .....................................           1,740                234
      Class B Shares .....................................              --                809
      Class C Shares .....................................              --                297
      Class M Shares .....................................          14,859              1,547
      Class I Shares .....................................           6,424                 --
    Net Asset Value:
      Class A Shares (and redemption price) ..............        $  10.11            $  8.90
      Class B Shares* ....................................              --            $  8.90
      Class C Shares* ....................................              --            $  8.91
      Class M Shares (and redemption price) ..............        $  10.11            $  8.89
      Class I Shares (and redemption price) ..............        $  10.13                 --
    Class A Maximum Public Offering Price Per Share
    (net asset value per share / 98.5% and / 95.5%) ......        $  10.26            $  9.32
-----------------------------------------------------------------------------------------------
    Class M Maximum Public Offering Price Per Share
    (net asset value per share / 98.5% and 97.0%) ........        $  10.26            $  9.16
-----------------------------------------------------------------------------------------------
    Cost of investments ..................................        $219,027            $26,256
-----------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.


                       See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF OPERATIONS For the six months ended
April 30, 2001 (unaudited)


(Amounts in Thousands)

                                                 U.S. Treasury    Intermediate
                                                    Income            Bond             Bond
                                                     Fund             Fund            Fund II
-----------------------------------------------------------------------------------------------
    INTEREST INCOME: .........................      $1,464           $13,313          $21,127
-----------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees ...............         113               626              939
      Administration fees ....................          57               313              469
      Shareholder servicing fees .............          94               521              782
      Distribution fees ......................         111                 1               20
      Custodian fees .........................          25                72               38
      Printing and postage ...................           4                 3               16
      Professional fees ......................          11                13               21
      Registration expenses ..................           8                 2               16
      Transfer agent fees ....................          67                11               30
      Trustees' fees .........................           2                 9               14
      Other ..................................          --                 8               12
-----------------------------------------------------------------------------------------------
             Total expenses ..................         492             1,579            2,357
-----------------------------------------------------------------------------------------------
      Less amounts waived ....................         155                 2              246
      Less expenses reimbursements ...........          --                 1               --
      Less earnings credits ..................           2                11                7
-----------------------------------------------------------------------------------------------
             Net expenses ....................         335             1,565            2,104
-----------------------------------------------------------------------------------------------
                Net investment income ........       1,129            11,748           19,023
-----------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments .........................         (45)            7,699           12,047
         Futures contracts ...................         263                --             (143)
      Change in net unrealized
      appreciation/depreciation of:
         Investments .........................       1,842             5,049            2,060
         Futures contracts ...................        (511)             (404)            (100)
-----------------------------------------------------------------------------------------------
      Net realized and unrealized gain on
      investments and futures transactions ...       1,549            12,344           13,864
-----------------------------------------------------------------------------------------------
      Net increase in net assets from operations    $2,678           $24,092          $32,887
-----------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan FUNDS
STATEMENT OF OPERATIONS For the six months ended
April 30, 2001 (unaudited)


(Amounts in Thousands)

                                                                   Short-Term         Strategic
                                                                      Bond             Income
                                                                     Fund II            Fund
-------------------------------------------------------------------------------------------------
    INTEREST INCOME: ........................................         $3,197           $1,169
-------------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees ..............................            140               68
      Administration fees ...................................             84               20
      Shareholder servicing fees ............................            140               38
      Distribution fees .....................................            129               78
      Custodian fees ........................................             59               67
      Printing and postage ..................................              3                1
      Professional fees .....................................             21               12
      Registration expenses .................................              6               31
      Transfer agent fees ...................................             62               44
      Trustees' fees ........................................              2                1
      Other .................................................              8               10
-------------------------------------------------------------------------------------------------
             Total expenses .................................            654              370
-------------------------------------------------------------------------------------------------
      Less amounts waived ...................................            196              113
      Less expenses reimbursements ..........................             --               45
      Less earnings credits .................................              3                2
-------------------------------------------------------------------------------------------------
             Net expenses ...................................            455              210
-------------------------------------------------------------------------------------------------
                Net investment income .......................          2,742              959
-------------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on:
         Investments ........................................          1,049             (987)
         Futures contracts ..................................           (329)              --
         Foreign exchange transactions ......................             --              (57)
      Change in net unrealized appreciation/depreciation of:
         Investments ........................................            926              632
         Futures contracts ..................................           (142)              --
         Foreign exchange transactions ......................             --               27
-------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments,
      futures and foreign exchange transactions .............          1,504             (385)
-------------------------------------------------------------------------------------------------
      Net increase in net assets from operations ............         $4,246             $574
-------------------------------------------------------------------------------------------------


                       See notes to financial statements.

                                                            JPMORGAN FUNDS
  STATEMENT OF CHANGES IN NET ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                                        U.S. Treasury                     Intermediate
                                                                         Income Fund                        Bond Fund
                                                                    --------------------              --------------------
                                                                  11/1/00            Year           11/1/00            Year
                                                                  Through            Ended          Through            Ended
                                                                  4/30/01          10/31/00         4/30/01          10/31/00
-------------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income .................................    $  1,129           $ 4,680         $ 11,748         $ 21,878
      Net realized gain (loss) on investments and
      futures transactions ..................................         218            (1,859)           7,699           (7,915)
      Change in net unrealized appreciation
      of investments and futures contracts ..................       1,331             2,362            4,645            7,215
-------------------------------------------------------------------------------------------------------------------------------
          Increase in net assets from operations ............       2,678             5,183           24,092           21,178
-------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .................................      (1,969)           (4,675)         (11,752)         (21,904)
      Net realized gain on investment transactions ..........          --                --               --               --
-------------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders ...............      (1,969)           (4,675)         (11,752)         (21,904)
-------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from capital
    share transactions ......................................      48,761           (28,706)          56,266           11,348
-------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets ...........      49,470           (28,198)          68,606           10,622
    NET ASSETS:
      Beginning of period ...................................      56,730            84,928          387,065          376,443
-------------------------------------------------------------------------------------------------------------------------------
      End of period .........................................    $106,200           $56,730         $455,671         $387,065
-------------------------------------------------------------------------------------------------------------------------------

                                                                          Bond
                                                                         Fund II
                                                                   ------------------
                                                                 11/1/00           Year
                                                                 Through           Ended
                                                                 4/30/01         10/31/00
-------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income .................................    $ 19,023        $ 37,286
      Net realized gain (loss) on investments and
      futures transactions ..................................      11,904         (20,988)
      Change in net unrealized appreciation
      of investments and futures contracts ..................       1,960          14,888
-------------------------------------------------------------------------------------------
          Increase in net assets from operations ............      32,887          31,186
-------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .................................     (19,032)        (37,308)
      Net realized gain on investment transactions ..........          --              --
-------------------------------------------------------------------------------------------
          Total distributions to shareholders ...............     (19,032)        (37,308)
-------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from capital
    share transactions ......................................      88,528         (26,309)
-------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets ...........     102,383         (32,431)
    NET ASSETS:
      Beginning of period ...................................     587,369         619,800
-------------------------------------------------------------------------------------------
      End of period .........................................    $689,752        $587,369
-------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMORGAN FUNDS STATEMENT OF CHANGES IN NET
ASSETS For the periods indicated (unaudited)

(Amounts in Thousands)

                                                                               Short-Term                      Strategic
                                                                              Bond Fund II                    Income Fund
                                                                           ------------------              ------------------
                                                                         11/1/00           Year          11/1/00           Year
                                                                         Through           Ended         Through           Ended
                                                                         4/30/01         10/31/00        4/30/01         10/31/00
-----------------------------------------------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income .................................           $  2,742          $ 2,918        $   959         $ 1,882
      Net realized gain (loss) on investments, futures and
        foreign exchange transactions .......................                720             (573)        (1,044)             58
      Change in net unrealized appreciation/depreciation of
         investments, futures contracts and foreign
        exchange transactions ...............................                784              297            659          (1,494)
-----------------------------------------------------------------------------------------------------------------------------------
          Increase in net assets from operations ............              4,246            2,642            574             446
-----------------------------------------------------------------------------------------------------------------------------------
    Net equalization credits/(debits) .......................                305               40             (2)             23
-----------------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .................................             (3,067)          (2,924)          (966)         (2,002)
      Net realized gain on investment transactions ..........                 --               --             --             (25)
-----------------------------------------------------------------------------------------------------------------------------------
          Total distributions to shareholders ...............             (3,067)          (2,924)          (966)         (2,027)
-----------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets from capital
      share transactions ....................................            178,561               48         (1,433)          4,313
-----------------------------------------------------------------------------------------------------------------------------------
          Total increase (decrease) in net assets ...........            180,045             (194)        (1,827)          2,755
    NET ASSETS:
      Beginning of period ...................................             52,752           52,946         27,505          24,750
-----------------------------------------------------------------------------------------------------------------------------------
      End of period .........................................           $232,797          $52,752        $25,678         $27,505
-----------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Group and Mutual Fund Select Group (the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies.

Effective February 28, 2001, the following five separate portfolios of the Trusts (collectively, the "Funds") were renamed with the approval of the Board of Trustees of the Trusts:

          New Name                                                  Old Name
--------------------------------------------------------------------------------------------------
JPMorgan U.S. Treasury Income Fund ("USTI")             Chase Vista U.S. Treasury Income Fund
JPMorgan Intermediate Bond Fund ("IBF")                 Chase Vista Select Intermediate Bond Fund
JPMorgan Bond Fund II ("BF")                            Chase Vista Select Bond Fund
JPMorgan Short-Term Bond Fund II ("STBF")               Chase Vista Short-Term Bond Fund
JPMorgan Strategic Income Fund ("SIF")                  Chase Vista Strategic Income Fund

USTI, STBF and SIF are each a series of Mutual Fund Group, and IBF and BF are each a series of Mutual Fund Select Group. The Funds offer various classes of shares as follows:

            Fund                                                 Classes Offered
--------------------------------------------------------------------------------------------------
  USTI                                                  Class A, Class B, Institutional
  IBF                                                   Class A, Institutional
  BF                                                    Class A, Class B, Institutional
  STBF                                                  Class A, Class M, Institutional
  SIF                                                   Class A, Class B, Class C, Class M,
                                                          Institutional

Class A and Class M shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Institutional Class ("Class I"). All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B. REPURCHASE AGREEMENTS -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

The Funds invest in exchange-traded interest rate futures and options for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of short futures contracts subject the Funds to unlimited risk of loss. Use of long futures contracts subject the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the nominal value of the futures contracts.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of April 30, 2001, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

D. WRITTEN OPTIONS -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to

                                                                  JPMorgan FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities futures. These options are settled for cash and subject the Funds to market risk in excess of the amount that are reflected in the Statement of Assets and Liabilities. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying premium at the inception of the contract.

As of April 30, 2001, there were no outstanding written options.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- SIF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, SIF records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transaction and the Fund's basis in the contract. SIF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

At April 30, 2001, SIF had outstanding forward foreign currency contracts as detailed in Note 5.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discounts.

As required, effective November 1, 2000, USTI has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to November 1, 2000, USTI did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $1,122,712 reduction in cost of securities and a corresponding $1,122,712 increase in unrealized appreciation, based on securities held by the Fund on November 1, 2000.

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The effect of this change for the six months ended April 30, 2001 was to decrease net investment income by $229,390, increase unrealized appreciation by $220,796 and increase realized gains by $8,594. The statement of changes in net assets and financial high lights for prior periods have not been restated to reflect this change in accounting principle. Purchases of To Be Announced (TBA), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

G. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

     1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

     2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

H. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the

                                                                 JPMorgan FUNDS
                          NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

I. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

J. EQUALIZATION -- In 1999, STBF and SIF adopted the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Trust shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Trust shares.

K. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

L. DOLLAR ROLLS -- The Funds (with the exception of USTI) may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

M. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 1998) in connection with establishing IBF and BF have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE-- Pursuant to separate Investment Advisory Agreements, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") (formerly Chase Fleming Asset Management (USA) Inc., formerly Chase Asset Management Inc.) acts as the investment adviser to the Funds. JPMFAM is a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. (formerly The Chase Manhattan Corporation). As investment adviser, JPMFAM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average net assets. The annual fee for each Fund is as follows:

           Fund                                          Investment advisory fee
---------------------------------------------------------------------------------
        USTI ....................................................   0.30%
        IBF .....................................................   0.30%
        BF ......................................................   0.30%
        STBF ....................................................   0.25%
        SIF .....................................................   0.50%

The Adviser (and its predecessor) voluntarily waived fees as outlined in Note 2.E. below.

State Street Research & Management Company (SSR) is the sub-adviser to SIF. SSR is a wholly-owned subsidiary of the Metropolitan Life Insurance Company. JPMFAM makes the day-to-day investment decisions for SIF except that SSR makes the day-to-day investment decisions for the portion of SIF that is allocated to lower-rated high yield securities of U.S. issuers. For its services, SSR is entitled to receive fees payable by JPMFAM from its advisory fee at an annual rate equal to 0.35% of the average daily net assets managed by SSR.

Prior to February 22, 2001, The Chase Manhattan Bank ("Chase"), also a direct wholly-owned subsidiary of J.P. Morgan Chase & Co. acted as the investment advisor to each Fund, and JPMFAM acted as the sub-investment adviser to each Fund. In the case of SIF, JPMFAM was the sub-adviser for a portion of portfolio. Pursuant to a Sub-Investment Advisory Agreement between Chase and JPMFAM, JPMFAM was entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for USTI, IBF and BF and 0.10% for STBF of each Fund's average daily net assets. In the case of SIF, JPMFAM was entitled to receive a fee at an annual rate of 0.25% of the average

                                                                  JPMorgan FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

daily net assets managed by JPMFAM. The Investment Advisory Agreement between each Fund and Chase has been assigned to JPMFAM.

B. SHAREHOLDER SERVICING FEES -- The Trusts have adopted an Administrative Services Plan which, among other things, provides that the Trusts on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, the Shareholder Servicing Agent will receive a fee. Except for SIF Class M Shares, the fee is computed daily and paid monthly at an annual rate equal to 0.25% of the average daily net assets of the Funds. For SIF Class M Shares, the fee is computed daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets.

Chase and certain affiliates are the only Shareholder Servicing Agents of the Funds. The Shareholder Servicing Agents have voluntarily waived fees as outlined in Note 2.E. below.

C. DISTRIBUTION AND SUB-ADMINISTRATION FEES -- Pursuant to a Distribution and Sub-Administration Agreement, J.P. Morgan Fund Distributors, Inc. (the "Distributor") (formerly Vista Fund Distributors, Inc.), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), is the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trusts, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, Class B, Class C and Class M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Class A Distribution Plans provide that each Fund shall pay distributions fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Class A Shares of each Fund for distribution services. The Class B and Class C Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.75% of the average annual net assets of the Class B and Class C Shares for distribution services. The Class M Distribution Plans provide that STBF and SIF shall pay distribution fees, including payments to the Distributor, at an annual rate not to exceed 0.35% and 0.50%, respectively, of the average annual net assets of the Class M shares for distribution services.

The Distributor voluntarily waived fees as outlined in Note 2.E below.

D. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived fees as outlined in Note 2.E. below.

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

E. WAIVERS OF FEES -- For the six months ended April 30, 2001, the Funds' vendors voluntarily waived fees for each of the Funds as follows (in thousands):

          Fee                     USTI           IBF          BF             STBF           SIF
-----------------------------------------------------------------------------------------------------
    Investment Advisory .......   $ 57            $--          $--           $ 82          $ 68
    Administration ............     --            --            65             41            20
    Shareholder Servicing .....     46             1           167             59            16
    Distribution ..............     52             1            14             14             9
                                  ----          ----          ----           ----          ----
    Total .....................   $155          $  2          $246           $196          $113
                                  ====          ====          ====           ====          ====

F. OTHER-- Certain officers of the Trust are officers of the Distributor or of its parent corporation, BISYS. Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Custodian fees are subject to reduction by credits earned by each Fund, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Funds could have invested the cash balances utilized in connection with the earnings credit arrangements in income producing assets if they had not entered into such arrangements.

Deferred organization costs are included in Other assets in the Statement of Assets and Liabilities and amortization of such costs is included in Other expenses in the Statement of Operations.

The Distributor voluntarily reimbursed expenses of the Funds in the amounts shown on the Statement of Operations.

3. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2001, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                                  USTI            IBF           BF          STBF            SIF
-----------------------------------------------------------------------------------------------------
Purchases (excluding
    U.S. Government)             $    --     $  104,740      $165,338     $152,912        $12,012
Sales (excluding
    U.S. Government)                  --        133,430       132,999       13,147         12,583
Purchases of
    U.S. Government               29,387        204,343       348,688      101,950          4,930
Sales of
    U.S. Government               38,573        178,787       424,215      122,509          6,107

                                                                  JPMorgan FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

4. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2001 are as follows (in thousands):

                                  USTI            IBF           BF          STBF            SIF
-----------------------------------------------------------------------------------------------------
Aggregate cost ................  $103,952      $448,749      $674,256     $219,027        $26,256
                                 --------      --------      --------     --------        -------
Gross unrealized
appreciation ..................  $  2,315      $  7,034      $ 11,462     $  2,006        $   413
Gross unrealized depreciation .      (536)       (3,221)       (5,882)         (70)        (1,399)
                                 --------      --------      --------     --------        -------
Net unrealized
appreciation (depreciation) ...  $  1,779      $  3,813      $  5,580     $  1,936        $  (986)
                                 ========      ========      ========     ========        =======

5. OPEN FORWARD FOREIGN CURRENCY CONTRACTS

SIF was party to the following open forward foreign currency contracts at April 30, 2001:

  Contract                           Contract                                          Unrealized
   Amount                             Amount                          Settlement          Gain
  Purchased         Currency           Sold           Currency           Date              USD
-----------------------------------------------------------------------------------------------------
Unrealized Gain
---------------
       900              USD           1,000             EUR            05/31/01          $14

EUR -- European Currency Unit
USD -- United States Dollar

6. RETIREMENT PLAN

The Funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2001, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities, were as follows (in thousands):

                                                          Pension                    Accrued
                    Fund                                  Expenses              Pension Liability
-----------------------------------------------------------------------------------------------------
    USTI ..........................................          $1                        $16
    IBF ...........................................           3                         27
    BF ............................................           5                         49
    STBF ..........................................           1                          7
    SIF ...........................................           1                          1

7. BANK BORROWINGS

The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Funds have entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. The Funds had no borrowings outstanding at April 30, 2001, nor at anytime during the six months then ended.

8. REORGANIZATIONS

On February 16, 2001, USTI acquired all the net assets of Chase Vista U.S. Government Securities Fund ("CVUSGSF") and Chase U.S. Government Securities Fund ("CUSGSF"), and IBF acquired all the net assets of Chase Intermediate Term Bond Fund ("CITBF"). On March 2, 2001, BF acquired all the net assets of Chase Vista Bond Fund ("CVBF") and Chase Income Fund ("CIF"), and STBF acquired all the net assets of Chase Vista Select Short-Term Bond Fund ("CVSSTBF") and Chase Short-Intermediate Term U.S. Government Securities Fund ("CSITUSGSF"). USTI, IBF, BF and STBF are hereafter collectively referred to as the "Acquiring Funds". CVUSGSF, CUSGSF, CITBF, CVBF, CIF, CVSSTBF and CSITUGSF are hereafter collectively referred to as the "Target Funds". These reorganizations were pursuant to Reorganization Plans approved by the Target Funds shareholders on January 26, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds. Holders of Class A Shares and Investor Class Shares in the Target Funds received Class A Shares in the Acquired Funds, holders of Class B Shares in the Target Funds received Class B Shares in the Acquired Funds and holders of Institutional Class Shares and Premier Class Shares in the Target Funds received Institutional Class Shares in the Acquired Funds.

                                                                  JPMorgan FUNDS
                           NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation immediately before and after the reorganization on February 16, 2001:

                                                                                        After
                                          Before Reorganization                    Reorganization
                           --------------------------------------------------      --------------
                              USTI             CUSGSF                CVUSGSF            USTI
                           -----------        ----------          -----------        -----------
Class A
    Shares .............     3,595,550                                258,586          3,831,769
    Net Asset ..........   $39,915,307                             $2,585,208        $42,536,677
    Net Asset Value ....        $11.10                                 $10.00             $11.10
ClassB
    Shares .............     1,396,914                                                 1,396,914
    Net Assets .........   $15,483,144                                               $15,483,144
    Net Asset Value ....        $11.08                                                    $11.08
Class I
    Shares .............                                            4,191,891          4,174,783
    Net Assets .........                                          $41,798,618        $46,348,733
    Net Asset Value ....                                                $9.97             $11.10
Premier Shares
    Shares .............                         337,904
    Net Assets .........                      $4,550,115
    Net Asset Value ....                          $13.47
Investor Shares
    Shares .............                           2,685
    Net Assets .........                         $36,162
    Net Asset Value ....                          $13.47
Net Unrealized
    Appreciation .......    $1,034,284          $160,806           $1,159,384         $2,354,474

                                                                      After
                               Before Reorganization             Reorganization
                           -----------------------------         --------------
                               IBF               CITBF                IBF
                           -----------        ----------          -----------
Class A
    Shares .............                                              207,256
    Net Assets .........                                           $2,079,102
    Net Asset Value ....                                               $10.03
Class B
    Shares
    Net Assets
    Net Asset Value
Class I
    Shares .............    39,915,903                             44,406,287
    Net Assets .........  $400,394,410                           $445,446,261
    Net Asset Value ....        $10.03                                 $10.03
Premier Shares
    Shares .............                       3,563,232
    Net Assets .........                     $45,051,851
    Net Asset Value ....                          $12.64
Investor Shares
    Shares .............                         164,463
    Net Assets .........                      $2,079,102
    Net Asset Value ....                          $12.64
Net Unrealized
    Appreciation .......    $6,410,980        $1,252,730           $7,663,710

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The following is a summary of shares outstanding, net assets, net asset values per share and net unrealized appreciation immediately before and after the reorganization on March 2, 2001:

                                                                                          After
                                          Before Reorganization                       Reorganization
                          ------------------------------------------------------      --------------
                               BF                 CVBF                   CIF               BF
                          ------------         -----------           -----------      --------------
Class A
    Shares .............                         3,209,516                                  872,258
    Net Assets .........                       $33,725,114                              $34,496,133
    Net Asset Value ....                            $10.51                                   $39.55
Class B
    Shares .............                           431,345                                  115,070
    Net Assets .........                        $4,552,075                               $4,552,075
    Net Asset Value ....                            $10.55                                   $39.55
Class I
    Shares .............    15,089,129           2,000,065                               16,807,076
    Net Assets .........  $596,782,877         $20,997,261                             $664,724,009
    Net Asset Value ....  $      39.55              $10.50                                   $39.55
Class M
    Shares
    Net Assets
    Net Asset Value
Premier Shares
    Shares .............                                               2,389,553
    Net Assets .........                                             $46,943,871
    Net Asset Value ....                                                  $19.65
 Investor Shares
    Shares .............                                                  39,191
    Net Assets .........                                                $771,019
    Net Asset Value ....                                                  $19.67
Net Unrealized
    Appreciation .......  $ 15,369,883          $1,251,876            $1,388,508        $18,010,267

                                                                                          After
                                          Before Reorganization                       Reorganization
                          ------------------------------------------------------      --------------
                              STBF               CVSSTBF              CSITUSGSF            STBF
                          ------------         -----------           -----------      --------------
ClassA
    Shares .............     1,725,985                                                    1,750,945
    Net Assets .........   $17,436,738                                                  $17,688,781
    Net Asset Value ....        $10.10                                                       $10.10
Class B
    Shares
    Net Assets
    Net Asset Value
Class I
    Shares .............     1,655,170           2,547,716                                6,287,078
    Net Assets .........   $16,742,975         $27,011,820                              $63,622,233
    Net Asset Value ....        $10.12              $10.60                                   $10.12
Class M
    Shares .............     7,996,461                                                    7,996,461
    Net Assets .........   $80,764,084                                                  $80,764,084
    Net Asset Value ....        $10.10                                                       $10.10
Premier Shares
    Shares .............                                               1,582,008
    Net Assets .........                                             $19,867,438
    Net Asset Value ....                                                  $12.56
Investor Shares
    Shares .............                                                  20,072
    Net Assets .........                                                $252,043
    Net Asset Value ....                                                  $12.56
Net Unrealized
    Appreciation .......    $1,407,383            $478,932              $470,625         $2,356,940

                                                                 JPMorgan FUNDS
                          NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

9. SUBSEQUENT EVENT

On April 3, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Reorganization Plan") between the Funds listed below. Under the Reorganization Plan, the Target Fund would transfer all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund would receive shares of the Acquiring Fund with a value equal to their respective holdings in the Target Fund (the "Reorganization"). The Reorganization Plan can be consummated only if, among other things, it is approved be the vote of a majority (as defined by the 1940
Act) of outstanding voting securities of the Target Fund. A Special Meeting of Shareholders ("Meeting") of the Target Fund will be held on July 3, 2001 to vote on the Reorganization Plan. If the Reorganization Plan is approved at the Meeting the Reorganization is expected is become effective on or about September 1, 2001 or such other date agreed by the parties to the Reorganization Plan.

       Acquiring Fund                                              Target Fund
----------------------------------------------------------------------------------
J.P. Morgan Institutional Bond Fund                                    IBF
J.P. Morgan Institutional Bond Fund                                    BF

Effective May 18, 2001, JPMFAM has become the sole investment adviser for SIF. SSR will no longer serve as SIF's sub-adviser.

On February 22, 2001, the Board of Trustees voted to terminate the Pension Plan, effective May 15, 2001, and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the JPMorgan (formerly Chase Vista) Funds. The remaining $5.65 million was reimbursed by Chase on May 16, 2001. Certain of the trustees have elected to defer receipt of such amount pursuant to a deferred compensation plan. The amount of the Chase reimbursement and the amounts rolled into the deferred compensation plan are as follows (in thousands):

                                                                                    Deferred
                                                          Chase                   Compensation
Fund Name                                             Reimbursement                 Rollover
------------------------------------------------------------------------------------------------
USTI                                                        $23                       $ 36
IBF                                                          48                         76
BF                                                           78                        123
STBF                                                         14                         22
SIF                                                           1                          1

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

10. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (amounts in thousands):

U.S. TREASURY INCOME FUND

--------------------------------------------------------------------------------------------------------------------------
                                                               CLASS A              CLASS B              CLASS I *
--------------------------------------------------------------------------------------------------------------------------
                                                          Amount    Shares       Amount   Shares      Amount   Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED APRIL 30, 2001
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $ 27,037     2,431      $ 2,473      222    $  2,249      202
Shares issued in connection with fund merger (Note 8)      2,621       236           --       --      46,349    4,175
Shares issued in reinvestment of distributions               746        67          224       21         258       23
Shares redeemed                                          (30,034)   (2,706)      (2,361)    (214)       (801)     (72)
--------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                 $    370        28      $   336       29     $48,055    4,328
==========================================================================================================================
                                                                          YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $ 25,235     2,345      $ 3,446      325
Shares issued in reinvestment of distributions             2,756       260          535       51
Shares redeemed                                          (55,647)   (5,218)      (5,031)    (452)
--------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                 $(27,656)   (2,613)     $(1,050)     (76)
==========================================================================================================================
* For Class I Shares, from commencement of offering on February 16, 2001.



INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------------------------------------------------
                                                              CLASS A *              CLASS I
--------------------------------------------------------------------------------------------------------------------------
                                                          Amount    Shares      Amount    Shares
--------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED APRIL 30, 2001
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $   272        27   $  43,503     4,350
Shares issued in connection with fund merger (Note 8)      2,079       207      45,052     4,490
Shares issued in reinvestment of distributions                 9         1         287        28
Shares redeemed                                              (25)       (2)    (34,911)   (3,493)
--------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                   $2,335       233    $ 53,931     5,375
==========================================================================================================================
                                                                     YEAR ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                   $ 67,885     7,112
Shares issued in reinvestment of distributions                                      38         4
Shares redeemed                                                                (56,575)   (5,925)
--------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                                       $ 11,348     1,191
==========================================================================================================================
* For Class A Shares, from commencement of offering on February 16, 2001.

                            JPMorgan FUNDS
                            NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

BOND FUND II

--------------------------------------------------------------------------------------------------------------------------
                                                               CLASS A *             CLASS B *            CLASS I
--------------------------------------------------------------------------------------------------------------------------
                                                          Amount    Shares       Amount   Shares      Amount   Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED APRIL 30, 2001
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $  8,541       217       $1,004       26     $ 35,273       903
Shares issued in connection with fund merger (Note 8)     34,496       872        4,552      115       67,941     1,718
Shares issued in reinvestment of distributions                95         2           13       --          291         7
Shares redeemed                                           (8,921)     (226)        (316)      (8)     (54,441)   (1,389)
--------------------------------------------------------------------------------------------------------------------------
Net increase in Fund shares outstanding                  $34,211       865       $5,253      133     $ 49,064     1,239
==========================================================================================================================
                                                                         YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                                         $  78,452     2,079
Shares issued in reinvestment of distributions                                                             88         2
Shares redeemed                                                                                      (104,849)   (2,779)
--------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                                                             $ (26,309)     (698)
==========================================================================================================================
* For Class A and B Shares, from commencement of offering on March 2, 2001.




SHORT-TERM BOND FUND II

--------------------------------------------------------------------------------------------------------------------------
                                                               CLASS A              CLASS M              CLASS I
--------------------------------------------------------------------------------------------------------------------------
                                                          Amount    Shares       Amount   Shares      Amount   Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED APRIL 30, 2001
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $ 20,745     2,067     $145,661   14,451    $  5,422       536
Shares issued in connection with fund merger (Note 8)        252        25           --       --      46,879     4,632
Shares issued in reinvestment of distributions               255        25           84        8         334        33
Shares redeemed                                          (23,162)   (2,307)      (8,690)    (861)     (9,219)     (916)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding     $  (1,910)     (190)    $137,055   13,598     $43,416     4,285
==========================================================================================================================
                                                                             YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $ 29,307     2,974    $  10,476    1,062    $  7,722      782
Shares issued in reinvestment of distributions               699        71           13        1       1,119      113
Shares redeemed                                          (33,074)   (3,356)      (1,075)    (109)    (15,139)  (1,532)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding     $  (3,068)     (311)   $   9,414      954    $ (6,298)    (637)
==========================================================================================================================

JPMorgan FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)(continued)

STRATEGIC INCOME FUND

--------------------------------------------------------------------------------------------------------------------------
                                                               CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                                          Amount    Shares       Amount   Shares      Amount   Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED APRIL 30, 2001
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                                $ 453        49        $ 670       74       $ 829       92
Shares issued in reinvestment of distributions                25         2           65        7          22        2
Shares redeemed                                             (577)      (63)        (846)     (92)       (530)     (58)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding        $  (99)      (12)       $(111)     (11)      $ 321       36
==========================================================================================================================
                                                                                YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                              $ 2,137       220      $ 4,011       424    $ 1,541      152
Shares issued in reinvestment of distributions               110        12          214        23        110       12
Shares redeemed                                           (3,029)     (312)      (1,675)     (181)    (2,632)    (266)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding      $   (782)      (80)     $ 2,550       266    $  (981)    (102)
==========================================================================================================================



--------------------------------------------------------------------------------------------------------------------------
                                                               CLASS I                                   CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                                          Amount    Shares                            Amount   Shares
--------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS ENDED APRIL 30, 2001
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $   --         --                            $   831       92
Shares issued in reinvestment of distributions              --         --                                 --       --
Shares redeemed                                             --         --                             (2,375)    (260)
--------------------------------------------------------------------------------------------------------------------------
Net decrease in Fund shares outstanding                 $   --         --                            $(1,544)    (168)
==========================================================================================================================
                                                                               YEAR ENDED OCTOBER 31, 2000*
--------------------------------------------------------------------------------------------------------------------------
Shares sold                                             $   --         --                            $ 6,704      712
Shares issued in reinvestment of distributions              --         --                                  4       --+
Shares redeemed                                         (1,037)      (108)                            (2,145)     (226)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding     $(1,037)      (108)                           $ 4,563       486
==========================================================================================================================
* All outstanding Class I shares were redeemed effective November 5, 1999.
  The Fund continues to offer Class I shares for sale.
+ Amount rounds less than one thousand.

JPMorgan FUNDS
FINANCIAL HIGHLIGHTS (unaudited)

FINANCIAL HIGHLIGHTS (unaudited)

                                                                                  U.S. Treasury Income Fund^
                                                                            -------------------------------------------
                                                                                            Class A
                                                                            -------------------------------------------
                                                                               11/1/00               Year Ended
                                                                               Through         ------------------------
                                                                                4/30/01        10/31/00       10/31/99
                                                                               --------        --------       --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..................................         $10.77          $10.67         $11.66
                                                                                ------          ------         ------
Income from Investment Operations:
  Net Investment Income ...............................................           0.28            0.68           0.71
  Net Gain or (losses) in Securities
    (both realized and unrealized) ....................................           0.25            0.10          (0.99)
                                                                                ------          ------         ------
    Total from Investment Operations ..................................           0.53            0.78          (0.28)
                                                                                ------          ------         ------
Distributions to Shareholders from:
  Dividends from Net Investment Income ................................           0.30            0.68           0.71
  Distributions from Capital Gains ....................................             --              --             --
                                                                                ------          ------         ------
    Total Dividends and Distributions .................................           0.30            0.68           0.71
                                                                                ------          ------         ------
Net Asset Value, End of Period ........................................         $11.00          $10.77         $10.67
                                                                                ======          ======         ======
Total Return (1) ......................................................           4.95%           7.63%         (2.41%)
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions) .............................         $   42          $   41         $   69
Ratios to Average Net Assets:#
  Expenses ............................................................           0.75%           0.75%          0.75%
  Net Investment Income ...............................................           5.15%           6.45%          6.40%
  Expenses Without Waivers, Reimbursements and Earnings Credits .......           1.25%           1.30%          1.32%
  Net Investment Income Without Waivers, Reimbursements
    and Earnings Credits ..............................................           4.65%           5.90%          5.83%
Portfolio Turnover Rate ...............................................             39%             29%            59%
-----------------------------------------------------------------------------------------------------------------------

                                                                                         U.S. Treasury Income Fund^
                                                                                     ---------------------------------------
                                                                                                   Class A
                                                                                     ---------------------------------------
                                                                                                   Year Ended
                                                                                     ---------------------------------------
                                                                                     10/31/98       10/31/97       10/31/96
                                                                                     --------       --------       --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..................................                $11.26         $11.13         $11.40
                                                                                       ------         ------         ------
Income from Investment Operations:
  Net Investment Income ...............................................                  0.75           0.66           0.66
  Net Gain or (losses) in Securities
    (both realized and unrealized) ....................................                  0.40           0.13          (0.27)
                                                                                       ------         ------         ------
    Total from Investment Operations ..................................                  1.15           0.79           0.39
                                                                                       ------         ------         ------
Distributions to Shareholders from:
  Dividends from Net Investment Income ................................                  0.75           0.66           0.66
  Distributions from Capital Gains ....................................                    --             --             --
                                                                                       ------         ------         ------
    Total Dividends and Distributions .................................                  0.75           0.66           0.66
                                                                                       ------         ------         ------
Net Asset Value, End of Period ........................................                $11.66         $11.26         $11.13
                                                                                       ======         ======         ======
Total Return (1) ......................................................                 10.59%          7.35%          3.56%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions) .............................                $   63          $  85         $  111
Ratios to Average Net Assets:#
  Expenses ............................................................                  0.79%          0.90%          0.90%
  Net Investment Income ...............................................                  6.53%          5.97%          5.89%
  Expenses Without Waivers, Reimbursements and Earnings Credits .......                  1.30%          1.21%          1.29%
  Net Investment Income Without Waivers, Reimbursements
    and Earnings Credits ..............................................                  6.02%          5.66%          5.50%
Portfolio Turnover Rate ...............................................                    75%           179%           103%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista U.S. Treasury Income Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMorgan FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                             U.S. Treasury Income Fund^
                                                              --------------------------------------------------------
                                                                                   Class B
                                                              --------------------------------------------------------
                                                              11/1/00
                                                              Through                        Year Ended
                                                                              ---------------------------------------
                                                              4/30/01         10/31/00        10/31/99       10/31/98
                                                              -------         --------        --------       --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .......................   $10.75           $10.67          $11.66         $11.25
                                                               ------           ------          ------         ------
Income from Investment Operations:
  Net Investment Income ....................................     0.23             0.59            0.61           0.65
  Net Gain or (Losses) in Securities
    (both realized and unrealized) .........................     0.25             0.08           (0.99)          0.41
                                                               ------           ------          ------         ------
    Total from Investment Operations .......................     0.48             0.67           (0.38)          1.06
                                                               ------           ------          ------         ------
Distributions to Shareholders from:
  Dividends from Net Investment Income .....................     0.25             0.59            0.61           0.65
  Distributions from Capital Gains .........................       --               --              --             --
                                                               ------           ------          ------         ------
    Total Dividends and Distributions ......................     0.25             0.59            0.61           0.65
                                                               ------           ------          ------         ------
Net Asset Value, End of Period .............................   $10.98           $10.75          $10.67         $11.66
                                                               ======           ======          ======         ======
Total Return (1) ...........................................     4.50%            6.49%          (3.27%)         9.68%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions) ..................   $   16           $   16          $   16          $  14
Ratios to average net assets:#
  Expenses .................................................     1.64%            1.64%           1.64%          1.64%
  Net investment income ....................................     4.26%            5.56%           5.51%          5.69%
  Expenses without waivers, reimbursements
    and earnings credits ...................................     1.75%            1.80%           1.82%          1.79%
    Net investment income without waivers,
    reimbursements and earnings credits ....................     4.15%            5.40%           5.33%          5.54%
Portfolio turnover rate ....................................       39%              29%             59%            75%
----------------------------------------------------------------------------------------------------------------------


                                                                            U.S. Treasury Income Fund^
                                                                   ----------------------------------------
                                                                             Class B            Class I
                                                                   ----------------------------------------
                                                                            Year Ended             2/16/01*
                                                                    ------------------------------- Through
                                                                    10/31/97       10/31/96        4/30/01
                                                                    --------       --------        -------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .......................         $11.11         $11.37         $11.10
                                                                     ------         ------         ------
Income from Investment Operations:
  Net Investment Income ....................................           0.58           0.57           0.11
  Net Gain or (Losses) in Securities
    (both realized and unrealized) .........................           0.13          (0.26)         (0.10)
                                                                     ------         ------         ------
    Total from Investment Operations .......................           0.71           0.31           0.01
                                                                     ------         ------         ------
Distributions to Shareholders from:
  Dividends from Net Investment Income .....................           0.57           0.57           0.11
  Distributions from Capital Gains .........................             --             --             --
                                                                     ------         ------         ------
    Total Dividends and Distributions ......................           0.57           0.57           0.11
                                                                     ------         ------         ------
Net Asset Value, End of Period .............................         $11.25         $11.11         $11.00
                                                                     ======         ======         ======
Total Return (1) ...........................................           6.56%          2.82%          0.09%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions) ..................         $   11         $   11         $   48
Ratios to average net assets:#
  Expenses .................................................           1.64%          1.64%          0.55%
  Net investment income ....................................           5.24%          5.12%          5.35%
  Expenses without waivers, reimbursements
    and earnings credits ...................................           1.71%          1.79%          1.03%
    Net investment income without waivers,
    reimbursements and earnings credits ....................           5.17%          4.97%          4.87%
Portfolio turnover rate ....................................            179%           103%            39%
--------------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista U.S. Treasury Income Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMorgan FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)


                                                                               Intermediate Bond Fund@
                                                                             ---------------------------
                                                                             Class A         Class I
                                                                             --------        -----------
                                                                             2/16/01^         11/1/00
                                                                              Through         Through
                                                                              4/30/01         4/30/01
                                                                             --------         -------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .......................                    $10.03           $9.66
                                                                                ------           -----
Income from Investment Operations:
  Net Investment Income ....................................                      0.10            0.28
  Net Gains or Losses In Securities (both realized and unrealized)               (0.05)           0.32
                                                                                ------           -----
    Total from Investment Operations .......................                      0.05            0.60
                                                                                ------           -----
Less Distributions:
  Dividends from Net Investment Income .....................                      0.10            0.28
  Distributions from Capital Gains .........................                        --              --
                                                                                ------           -----
    Total Distributions ....................................                      0.10            0.28
                                                                                ------           -----
Net Asset Value, End of Period .............................                    $ 9.98           $9.98
                                                                                ======           =====
Total Return (1) ...........................................                      0.53%           6.22%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions) ..................                    $    2           $ 454
Ratios to Average Net Assets:#
  Expenses .................................................                      0.90%           0.75%
  Net Investment Income ....................................                      5.46%           5.63%
  Expenses Without Waivers, Reimbursements and Earnings Credits                   1.73%           0.75%
  Net Investment Income Without Waivers,
    Reimbursements and Earnings Credits ....................                      4.65%           5.63%
Portfolio Turnover Rate ....................................                        74%             74%
----------------------------------------------------------------------------------------------------------


                                                                                                Intermediate Bond Fund@
                                                                             ------------------------------------------------------
                                                                                                      Class I
                                                                             ------------------------------------------------------
                                                                                         Year Ended                       1/1/97*
                                                                             --------------------------------------       Through
                                                                             10/31/00       10/31/99       10/31/98       10/31/97
                                                                             --------       --------       --------       --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .......................                 $9.69          $10.36         $10.19         $10.09
                                                                             -----          ------         ------         ------
Income from Investment Operations:
  Net Investment Income ....................................                  0.55            0.55           0.62           0.55
  Net Gains or Losses In Securities (both realized and unrealized)           (0.03)          (0.52)          0.17           0.10
                                                                             -----          ------         ------         ------
    Total from Investment Operations .......................                  0.52            0.03           0.79           0.65
                                                                             -----          ------         ------         ------
Less Distributions:
  Dividends from Net Investment Income .....................                  0.55            0.55           0.62           0.55
  Distributions from Capital Gains .........................                    --            0.15             --             --
                                                                             -----          ------         ------         ------
    Total Distributions ....................................                  0.55            0.70           0.62           0.55
                                                                             -----          ------         ------         ------
Net Asset Value, End of Period .............................                 $9.66          $ 9.69         $10.36         $10.19
                                                                             =====          ======         ======         ======
Total Return (1) ...........................................                  5.61%           0.33%          7.98%          6.71%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions) ..................                 $ 387          $  376         $  353         $  319
Ratios to Average Net Assets:#
  Expenses .................................................                  0.70%           0.04%          0.04%          0.06%
  Net Investment Income ....................................                  5.78%           5.55%          6.16%          6.67%
  Expenses Without Waivers, Reimbursements and Earnings Credits               0.72%           0.50%          0.52%          0.54%
  Net Investment Income Without Waivers,
    Reimbursements and Earnings Credits ....................                  5.76%           5.09%          5.68%          6.19%
Portfolio Turnover Rate ....................................                   110%            123%           168%           193%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Intermediate Bond Fund.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
 #  Short periods have been annualized.


                         See notes to financial highlights.

JPMorgan FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)


                                                                 Bond Fund II@
                                                             ---------------------------
                                                             Class A         Class B
                                                             -------         -------
                                                             3/2/01^          3/2/01^
                                                             Through          Through
                                                             4/30/01          4/30/01
                                                             -------          -------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ....................      $39.55           $39.55
                                                               ------           ------
Income from Investment Operations:
  Net Investment Income .................................        0.37             0.33
  Net Gain or Loss in Securities
    (both realized and unrealized) ......................       (0.55)           (0.54)
                                                               ------           ------
    Total from Investment Operations ....................       (0.18)           (0.21)
                                                               ------           ------
Less Distributions:
  Dividends from Net Investment Income ..................        0.37             0.33
  Distributions from Capital Gains ......................         --               --
                                                               ------           ------
   Total Distributions .................................         0.37             0.33
                                                               ------           ------
Net Asset Value, End of Period ..........................      $39.00           $39.01
                                                               ======           ======
Total Return (1)                                                (0.52%)          (0.61%)
Ratios/supplemental Data:
  Net Assets, End of Period (millions) ..................      $   34           $    5
Ratios to Average Net Assets:#
  Expenses ..............................................        0.75%            1.50%
  Net Investment Income .................................        6.00%            5.25%
  Expenses Without Waivers, Reimbursements
    and Earnings Credits ................................        1.25%            1.75%
  Net Investment Income Without Waivers,
    Reimbursements and Earnings Credits .................        5.50%            5.00%
Portfolio Turnover Rate .................................          86%              86%
-------------------------------------------------------------------------------------------


                                                                                        Bond Fund II@
                                                            -------------------------------------------------------------------
                                                                                          Class I
                                                            -------------------------------------------------------------------
                                                            11/1/00                      Year Ended                       1/1/97*
                                                            Through       -------------------------------------------     Through
                                                            4/30/01         10/31/00       10/31/99       10/31/98       10/31/97
                                                            -------         --------       --------       --------       --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ....................      $38.02         $38.38          $41.29         $41.01         $40.34
                                                               ------         ------          ------         ------         ------
Income from Investment Operations:
  Net Investment Income .................................        1.18           2.38            2.36           2.56           2.31
  Net Gain or Loss in Securities
    (both realized and unrealized) ......................        0.98          (0.36)          (2.37)          0.76           0.67
                                                               ------         ------          ------         ------         ------
    Total from Investment Operations ....................        2.16           2.02           (0.01)          3.32           2.98
                                                               ------         ------          ------         ------         ------
Less Distributions:
  Dividends from Net Investment Income ..................        1.18           2.38            2.36           2.55           2.31
  Distributions from Capital Gains ......................          --             --            0.54           0.49          --
                                                               ------         ------          ------         ------         ------
   Total Distributions .................................         1.18           2.38            2.90           3.04           2.31
                                                               ------         ------          ------         ------         ------
Net Asset Value, End of Period ..........................      $39.00         $38.02          $38.38         $41.29         $41.01
                                                               ======         ======          ======         ======         ======
Total Return (1)                                                 5.71%          5.50%          (0.01%)         8.44%          7.64%
Ratios/supplemental Data:
  Net Assets, End of Period (millions) ..................      $  651         $  587          $  620         $  590         $  520
Ratios to Average Net Assets:#
  Expenses ..............................................        0.67%          0.69%           0.03%          0.03%          0.02%
  Net Investment Income .................................        6.08%          6.30%           5.97%          6.27%          6.89%
  Expenses Without Waivers, Reimbursements
    and Earnings Credits ................................        0.74%          0.71%           0.49%          0.51%          0.49%
  Net Investment Income Without Waivers,
    Reimbursements and Earnings Credits .................        6.01%          6.28%           5.51%          5.79%          6.42%
Portfolio Turnover Rate .................................          86%           157%            300%           306%           261%
-----------------------------------------------------------------------------------------------------------------------------------

  @ Formerly Chase Vista Select Bond Fund.
  * Commencement of operations.
  ^ Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  # Short periods have been annualized.

                            See notes to financial statements.

                                                                 JPMorgan FUNDS
                                   FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                  Short-Term Bond Fund II^
                                                ------------------------------------------------------------------------------------
                                                                       Class A                                     Class M
                                                ------------------------------------------------------------------------------------
                                                11/1/00               Year Ended              05/06/96* 11/1/00   Year    07/01/99*
                                                Through  ------------------------------------ Through   Through   Ended    Through
                                                4/30/01  10/31/00 10/31/99  10/31/98 10/31/97 10/31/96  4/30/01  10/31/00  10/31/99
                                                -------- -------  -------- --------- -------- --------  -------  --------  --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ..........   $ 9.89 $  9.94   $ 10.14  $ 10.10   $ 10.10  $ 10.03   $ 9.89  $   9.94   $  9.98
                                                -------- -------   -------  -------   -------  -------   ------  --------   -------
Income from Investment Operations:
  Net Investment Income .......................     0.26    0.56      0.46     0.53      0.58     0.26     0.25      0.54      0.16
            Net Gains or Losses in Securities
            (both realized and unrealized) ....     0.22   (0.05)    (0.20)    0.02        --     0.07     0.22     (0.05)    (0.04)
                                                -------- -------   -------  -------   -------  -------   ------  --------   -------
Total from Investment Operations ..............     0.48    0.51      0.26     0.55      0.58     0.33     0.47      0.49      0.12
                                                -------- -------   -------  -------   -------  -------   ------  --------   -------
Less Distributions:
Dividends from Net Investment Income ..........     0.26    0.56      0.46     0.51      0.58     0.26     0.25      0.54      0.16
Distributions from Capital Gains ..............       --      --        --       --        --       --       --        --        --
                                                -------- -------   -------  -------   -------  -------   ------  --------   -------
  Total Dividends and Distributions ...........     0.26    0.56      0.46     0.51      0.58     0.26     0.25      0.54      0.16
                                                -------- -------   -------  -------   -------  -------   ------  --------   -------
Net Asset Value, End of Period ................   $10.11 $  9.89   $  9.94  $ 10.14   $ 10.10  $ 10.10   $10.11  $   9.89  $   9.94
                                                ======== =======   =======  =======   =======  =======   ======  ========   =======
Total Return (1) ..............................     4.84%   5.27%     2.64%    5.58%     5.91%    3.41%    4.76%     5.04%     1.26%
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions) .....   $   18 $    19   $    22  $    19   $    10  $    10   $   85  $     13  $      3
Ratios to Average Net Assets:#
  Expenses ....................................     0.75%   0.75%     0.75%    0.76%     0.75%    0.75%    0.99%     0.99%     0.97%
  Net Investment Income .......................     4.84%   5.68%     4.58%    5.28%     5.76%    5.28%    4.60%     5.51%     4.72%
  Expenses Without Waivers,
  Reimbursements and Earnings Credits .........     1.23%   1.37%     1.37%    1.44%     1.31%    1.45%    1.29%     1.73%     1.41%
  Net Investment Income Without Waivers,
  Reimbursements and Earnings Credits .........     4.36%   5.06%     3.96%    4.60%     5.20%    4.58%    4.30%     4.77%     4.28%
Portfolio Turnover Rate .......................      123%    139%      302%     439%      471%     158%     123%      139%      302%
-----------------------------------------------------------------------------------------------------------------------------------

*    Commencement of offering class of shares.
#    Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^    Formerly Chase Vista Short-Term Bond Fund.


                       See notes to financial statements.

JPMorgan FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                                Short-Term Bond Fund II^
                                                                             -------------------------------------------------------
                                                                                                        Class I
                                                                             -------------------------------------------------------

                                                                             11/1/00                   Year Ended
                                                                             Through  ----------------------------------------------
                                                                             4/30/01  10/31/00 10/31/99  10/31/98  10/31/97 10/31/96
                                                                             -------  -------- --------  --------  -------- --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ....................................... $  9.90  $  9.95  $  10.15  $ 10.11   $ 10.12  $ 10.08
                                                                             -------  -------  --------  -------   -------  -------
Income from Investment Operations:
  Net Investment Income ....................................................    0.27     0.59      0.49     0.57      0.62     0.56
  Net Gains or Losses in Securities
    (both realized and unrealized) .........................................    0.23    (0.05)    (0.20)    0.02     (0.01)    0.04
                                                                             -------  -------  --------  -------   -------  -------
  Total from Investment Operations .........................................    0.50     0.54      0.29     0.59      0.61     0.60
                                                                             -------  -------  --------  -------   -------  -------
Less Distributions:
Dividends from net Investment Income .......................................    0.27     0.59      0.49     0.55      0.62     0.56
Distributions from Capital Gains ...........................................      --       --        --       --        --       --
                                                                             -------  -------  --------  -------   -------  -------
  Total Dividends and Distributions ........................................    0.27     0.59      0.49     0.55      0.62     0.56
                                                                             -------  -------  --------  -------   -------  -------
Net Asset Value, End of Period ............................................. $ 10.13  $  9.90  $   9.95  $ 10.15   $ 10.11  $ 10.12
                                                                             =======  =======  ========  =======   =======  =======
Total Return ...............................................................    5.06%    5.56%     2.97%    6.03%     6.23%    6.10%
Ratios/Supplemental Data:
  Net assets, end of period (in millions) .................................. $   150  $    21  $     28  $    31   $    38  $    43
Ratios to Average Net Assets:#
  Expenses .................................................................    0.50%    0.45%     0.42%    0.42%     0.42%    0.35%
  Net Investment Income ....................................................    5.09%    5.99%     4.89%    5.68%     6.08%    5.59%
  Expenses Without Waivers, Reimbursements and Earnings Credits ............    0.87%    1.02%     1.02%    1.04%     0.93%    0.89%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits    4.72%    5.42%     4.29%    5.06%     5.57%    5.05%
Portfolio Turnover Rate ....................................................     123%     139%      302%     439%      471%     158%
-----------------------------------------------------------------------------------------------------------------------------------

  ^ Formerly Chase Vista Short-Term Bond Fund.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                 JPMorgan FUNDS
                                   FINANCIAL HIGHLIGHTS (unaudited) (continued)

FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                              Strategic Income Fund^
                                           ---------------------------------------------------------------------------------------
                                                       Class A                   Class B                       Class C
                                           ----------------------------  ---------------------------   ----------------------------
                                           11/1/00    Year     11/30/98* 11/1/00   Year     11/30/98*  11/1/00   Year      11/30/98*
                                           Through    Ended     Through  Through   Ended    Through    Through   Ended     Through
                                           4/30/01  10/31/00   10/31/99  4/30/01  10/31/00  10/31/99   4/30/01  10/31/00   10/31/99
                                           -------  --------   --------  -------  --------  --------   -------  --------   --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period ....   $ 9.05    $ 9.59    $10.00    $ 9.05    $ 9.59   $10.00     $ 9.05   $ 9.59     $10.00
                                            ------    ------    ------    ------    ------   ------     ------   ------     ------
Income from Investment Operations:
  Net Investment Income .................     0.34      0.78      0.72      0.31      0.74     0.71       0.31     0.74       0.71
  Net Gains or Losses In Securities
  (both realized and unrealized) ........    (0.15)    (0.53)    (0.41)    (0.15)    (0.53)   (0.41)     (0.14)   (0.53)     (0.41)
                                            ------    ------    ------    ------    ------   ------     ------   ------     ------
  Total from Investment Operations ......     0.19      0.25      0.31      0.16      0.21     0.30       0.17     0.21       0.30
                                            ------    ------    ------    ------    ------   ------     ------   ------     ------
Distributions to Shareholders from:
Dividends from Net Investment Income ....     0.34      0.78      0.72      0.31      0.74     0.71       0.31     0.74       0.71
Distributions from Capital Gains ........       --        --        --        --        --       --         --       --         --
Tax Return of Capital ...................     0.01        --        --                0.01       --                0.01         --
                                            ------    ------    ------    ------    ------   ------     ------   ------     ------
  Total Dividends and Distributions .....     0.34      0.79      0.72      0.31      0.75     0.71       0.31     0.75       0.71
                                            ------    ------    ------    ------    ------   ------     ------   ------     ------
Net Asset Value, End of Period ..........   $ 8.90    $ 9.05    $ 9.59    $ 8.90    $ 9.05   $ 9.59     $ 8.91   $ 9.05     $ 9.59
                                            ======    ======    ======    ======    ======   ======     ======   ======     ======
Total Return (1) ........................     2.05%     2.59%     3.23%     1.79%     2.17%    3.13%      1.91%    2.15%      3.12%
  Net Assets, End of Period (in millions)   $    2    $    2    $    3    $    7    $    8   $    5     $    3   $    2     $    4
Ratios to Average Net Assets:#
  Expenses ..............................     1.25%     1.11%     0.15%     1.75%     1.53%    0.17%      1.75%    1.49%      0.17%
  Net Investment Income .................     7.35%     7.84%     8.38%     6.85%     7.42%    8.40%      6.85%    7.46%      8.40%
  Expenses Without Waivers,
  Reimbursements and Earnings Credits ...     2.65%     2.43%     3.59%     3.14%     3.06%    3.98%      3.14%    2.89%      3.98%
  Net Investment Income Without Waivers,
  Reimbursements and Earnings Credits ...     5.95%     6.52%     4.94%     5.46%     5.89%    4.59%      5.46%    6.06%      4.59%
Portfolio Turnover Rate .................       65%      113%      136%       65%      113%     136%        65%     113%       136%
----------------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.
#    Short periods have been annualized.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^    Formerly Chase Vista Strategic Income Fund.

JPMorgan FUNDS
FINANCIAL HIGHLIGHTS (unaudited) (continued)

                                                                                               Strategic Income Fund^
                                                                               ---------------------------------------------------
                                                                                          Class M                     Class I
                                                                               ------------------------------- -------------------
                                                                               11/1/00     Year     10/28/99** 11/01/99   11/30/98*
                                                                               Through     Ended     Through    Through   Through
                                                                               4/30/01   10/31/00    10/31/99  11/05/99~  10/31/99
                                                                               -------   --------   ---------- ---------  --------
Per Share Operating Performance:
Net Asset Value, Beginning of Period .......................................   $  9.03    $  9.59    $  9.64    $  9.59   $ 10.00
                                                                               -------    -------    -------    -------   -------
Income from Investment Operations:
  Net Investment Income ....................................................      0.33       0.75       0.07       0.01      0.72
  Net Gains or Losses in Securities
   (both realized and unrealized) ..........................................     (0.14)     (0.55)     (0.05)      0.04     (0.41)
                                                                               -------    -------    -------    -------   -------
  Total from Investment Operations .........................................      0.19       0.20       0.02       0.05      0.31
                                                                               -------    -------    -------    -------   -------
Distributions to Shareholders from:
Dividends from Net Investment Income .......................................      0.33       0.75       0.07         --      0.72
                                                                               -------    -------    -------    -------   -------
Distributions from Capital Gains ...........................................        --         --         --         --        --
Tax Return of Capital ......................................................                 0.01         --         --        --
                                                                               -------    -------    -------    -------   -------
  Total Dividends and Distributions ........................................      0.33       0.76       0.07         --      0.72
                                                                               -------    -------    -------    -------   -------
Net Asset Value, end Of Period .............................................   $  8.89    $  9.03    $  9.59    $  9.64   $  9.59
                                                                               =======    =======    =======    =======   =======
Total Return (1) ...........................................................      2.06%      2.10%      0.16%      0.52%     3.29%
  Net Assets, End of Period (in millions) ..................................   $    14    $    16    $    12  $      --   $     1
Ratios to Average Net Assets:#
  Expenses .................................................................      1.45%      1.43%      0.17%      0.40%     0.24%
  Net Investment Income ....................................................      7.15%      7.52%      4.56%      4.77%     8.07%
  Expenses Without Waivers, Reimbursements and Earnings Credits ............      2.44%      2.54%      3.73%      1.54%     3.87%
  Net Investment Income Without Waivers, Reimbursements and Earnings Credits      6.16%      6.41%      1.00%      3.63%     4.44%
Portfolio Turnover Rate ....................................................        65%       113%       136%       113%      136%
---------------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
 ** Commencement of offering of class of shares.
  # Short periods have been annualized.
 ~ All outstanding shares were redeemed effective November 5, 1999. The Fund continues to offer Class I shares for sale.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Strategic Income Fund.

                       See notes to financial statements.

JPMorgan FUNDS
SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders was held on January 26, 2001 at One Chase Square, Rochester, New York 14643 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between the following series of Mutual Fund Group, Mutual Fund Select Group and Mutual Fund Investment Trust:

       Acquiring Fund                                      Target Fund(s):
---------------------------------------------------------------------------------------------
Chase Vista U.S. Treasury Income Fund             Chase Vista U.S. Government Securities Fund
                                                  Chase U.S. Government Securities Fund
Chase Vista Select Intermediate Bond Fund         Chase Intermediate Term Bond Fund
Chase Vista Select Bond Fund                      Chase Vista Bond Fund
                                                  Chase Income Fund
Chase Vista Short-Term Bond Fund                  Chase Vista Select Short-Term Bond Fund
                                                  Chase Short-Intermediate Term U.S.
                                                  Government Securities Fund

Under the Reorganization Plan, the Target Funds would transfer all of their asset and liabilities to the Acquiring Funds in a tax-free reorganization. In exchange, shareholders of the Target Funds would receive shares of the Acquiring Funds with a value equal to their respective holdings in the Target Funds. A majority of shareholders of Chase Vista U.S. Government Securities Fund, Chase U.S. Government Securities Fund, Chase Intermediate Term Bond Fund, Chase Vista Bond Fund, Chase Income Fund, Chase Vista Select Short-Term Bond Fund and Chase Short Intermediate Term U.S. Government Securities Fund, respectively, approved the Reorganization Plan by the following votes:

                                          Chase Vista Bond Fund         Chase Income Fund
-----------------------------------------------------------------------------------------
For .................................         2,493,125                  1,473,770
Against .............................           143,084                     37,724
Abstain .............................            60,537                     28,072

                                                                         Chase Short
                                                                          Intermediate
                                                                            Term U.S.
                                           Chase Vista Select              Government
                                          Short-Term Bond Fund           Securities Fund
-----------------------------------------------------------------------------------------
For .................................         1,851,442                  1,109,105
Against .............................                 -                     34,102
Abstain .............................             7,197                    117,396

                                                                        Chase Vista U.S.
                                          Chase U.S. Government            Government
                                             Securities Fund             Securities Fund
-----------------------------------------------------------------------------------------
For .................................           282,815                  2,970,540
Against .............................                 -                     12,210
Abstain .............................                 -                          -

                                      Chase Intermediate Term Bond
                                                  Fund
------------------------------------------------------------------
For .................................         2,135,434
Against .............................            12,925
Abstain .............................            20,807

JPMorgan FIXED INCOME FUNDS
SEMI-ANNUAL REPORT

INVESTMENT ADVISER
JPMorgan Fleming Asset
Management

ADMINISTRATOR, SHAREHOLDER AND
FUND SERVICING AGENT AND CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from

JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distributions to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039


-C- J.P. Morgan Chase & Co., 2001 All Rights Reserved. June 2001

                                                                      SAFI-3-601